UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2.

(This Form N-CSR relates solely to the Registrant’s: PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund)

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	1/31/2023

Date of reporting period:	1/31/2023

Item 1 – Reports to Stockholders

PGIM CORE SHORT-TERM BOND FUND

PGIM CORE ULTRA SHORT BOND FUND

PGIM INSTITUTIONAL MONEY MARKET FUND

ANNUAL REPORT

JANUARY 31, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Funds’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC a Prudential Financial company and member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PGIM is a Prudential Financial company. © 2023 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Core Short-Term Bond Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Average Annual Total Returns as of 1/31/23

	One Year (%)	Five Years (%)	Ten Years (%)

Fund	2.17	1.93	1.78

ICE BofA US 3-Month Treasury Bill Index*

	1.78	1.30	0.80

ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index

	1.60	1.48	1.00

Bloomberg US Short Treasury Index

	1.40	1.31	0.83

*The ICE BofA US 3-Month Treasury Bill Index was adopted as the Fund’s primary benchmark in March 2022 due to the pending discontinuation of LIBOR.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

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PGIM Core Short-Term Bond Fund

Your Fund’s Performance (continued)

Growth of a $10,000 Investment

*The ICE BofA US 3-Month Treasury Bill Index was adopted as the Fund’s primary benchmark in March 2022 due to the pending discontinuation of LIBOR.

The graph compares a $10,000 investment in the Fund with a similar investment in the ICE BofA US 3-Month Treasury Bill Index and the ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index, by portraying the initial account values at the beginning of the 10-year period (January 31, 2013) and the account values at the end of the current fiscal year (January 31, 2023), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted and (b) all dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

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Benchmark Definitions

ICE BofA US 3-Month Treasury Bill Index— an unmanaged index that is comprised of a single US Treasury issue with approximately three months to final maturity, purchased at the beginning of each month and held for one full month.

ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index—tracks the performance of a basket of synthetic assets paying LIBOR to a stated maturity. The index purchases a new instrument each day, priced at par, having exactly its stated maturity and with a coupon equal to that day’s fixing rate. All issues are held to maturity. Therefore, each day the index is comprised of a basket of securities. The index is not marked to market. The returns of the index represent the accrued income generated by the equally weighted average of all the coupons in the basket for a given day.

Bloomberg US Short Treasury Index—The Bloomberg US Short Treasury Index includes aged U.S. Treasury bills, notes and bonds with a remaining maturity from 1 up to (but not including) 12 months. It excludes zero coupon strips.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Distributions and Yields as of 1/31/23

	Total Distributions Paid for 12 Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

PGIM Core Short-Term Bond Fund	0.23	4.54	4.54

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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PGIM Core Short-Term Bond Fund

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 1/31/23 (%)

AAA	18.5

AA	32.7

A	33.3

BBB	14.3

BB	0.1

B	0.1

CCC	0.1

Not Rated	0.9

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

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PGIM Core Ultra Short Bond Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Average Annual Total Returns as of 1/31/23

	One Year (%)	Five Years (%)	Ten Years (%)

Fund	2.20	1.50	0.98

ICE US 1-Month Treasury Bill Index *

	1.77	1.20	0.72

ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index

	1.94	1.38	0.91

Bloomberg 1-3 Month US Treasury Bill

	1.86	1.27	0.76

iMoneyNet Prime Institutional Funds Average

	1.92	1.23	0.74

* The ICE US 1-Month Treasury Bill Index was adopted as the Fund’s primary benchmark in March 2022 due to the pending discontinuation of LIBOR.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

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PGIM Core Ultra Short Bond Fund

Your Fund’s Performance (continued)

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Fund with a similar investment in the ICE US 1-Month Treasury Bill Index and the ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index as its current Index by portraying the initial account values at the beginning of the 10-year period (January 31, 2013) and the account values at the end of the current fiscal year (January 31, 2023), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted and (b) all dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Benchmark Definitions

ICE US 1-Month Treasury Bill Index— an unmanaged index that is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding

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Treasury Bill that matures closest to, but not less than, one month from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.

ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index— an unmanaged index which tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The 1 Month Current Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

Bloomberg 1–3 Month US Treasury Bill Index—The Bloomberg 1–3 Month US Treasury Bill Index includes all publicly issued zero-coupon US Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

iMoneyNet Prime Institutional Funds Average—The iMoneyNet Prime Institutional Funds Average is based on the average return of all funds in the iMoneyNet Prime Institutional Funds universe for the periods noted. Funds in the iMoneyNet Prime Institutional Funds Average primarily invest in a variety of taxable short-term corporate and bank debt securities.

Distributions and Yields as of 1/31/23

	Total Distributions Paid for 12 Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

PGIM Core Ultra Short Bond Fund	0.02	4.49	4.49

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

Credit Quality expressed as a percentage of total investments as of 1/31/23 (%)

A-1+/P-1	79.9

A-1/P-1	20.1

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch

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PGIM Core Ultra Short Bond Fund

Your Fund’s Performance (continued)

rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

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PGIM Institutional Money Market Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Average Annual Total Returns as of 1/31/23
	One Year (%)	Five Years (%)	Since Inception (%)

Fund	2.21	1.45	1.34 (07/19/2016)

ICE US 1-Month Treasury Bill Index *

	1.77	1.20	1.08

ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index

	1.94	1.38	1.28

iMoneyNet Prime Institutional Funds Average

	1.92	1.23	1.12

* The ICE US 1-Month Treasury Bill Index was adopted as the Fund’s primary benchmark in March 2022 due to the pending discontinuation of LIBOR.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Institutional Money Market Fund Yield Comparison

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PGIM Institutional Money Market Fund

Your Fund’s Performance (continued)

Weighted Average Maturity* (WAM) Comparison

The graphs portray weekly 7-day current yields and weekly WAMs for PGIM Institutional Money Market Fund and the iMoneyNet Prime Institutional Funds Average every Tuesday from January 25, 2022 to January 31, 2023, the closest dates prior to the beginning and end of the Fund’s reporting period. Note: iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. As a result, the data portrayed for the Fund at the end of the reporting period in the graphs may not match the data portrayed in the Fund’s performance table as of January 31, 2023.

* Weighted Average Maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding, or redemption provision.

Benchmark Definitions

ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index— an unmanaged index which tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The 1 Month Current Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

ICE US 1-Month Treasury Bill Index— an unmanaged index that is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding

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Treasury Bill that matures closest to, but not less than, one month from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.

iMoneyNet Prime Institutional Funds Average—The iMoneyNet Prime Institutional Funds Average is based on the average return of all funds in the iMoneyNet Prime Institutional Funds universe for the periods noted. Funds in the iMoneyNet Prime Institutional Funds Average primarily invest in a variety of taxable short-term corporate and bank debt securities.

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PGIM Core Short-Term Bond Fund

Strategy and Performance Overview* (unaudited)

How did the Fund perform?

The PGIM Core Short-Term Bond Fund returned 2.17% in the 12-month reporting period that ended January 31, 2023, outperforming the 1.78% return of the ICE US 3-Month Treasury Bill Index (the Index).

What were the market conditions?

•

From a starting point of low yields, tight spreads (yield differentials), and high equity multiples, the shift in fundamentals—most notably, high inflation—drove a wholesale repricing of markets over the reporting period. Concerns about central bank tightening, hard economic landings, and Russia’s invasion of Ukraine led credit spreads notably wider, while rate volatility increased as markets first began pricing in more aggressive Federal Open Market Committee policy tightening and then later began to price in a recession.

•

Against the backdrop of historic lows in unemployment and generational highs in inflation, the US Federal Reserve (the Fed) signaled an increased willingness to accept more economic and market pain than what was experienced over the prior decade of low inflation. A succession of federal funds rate hikes during the reporting period confirmed to markets that the Fed was fully focused on tackling inflation.

•

As a result, enormous volatility continued to be priced into US Treasuries, with sharply higher front-end rates and lower long-dated yields forming a substantially flatter US Treasury yield curve, before the curve finally inverted in the last seven months of the reporting period. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) From 0.60% on January 31, 2022, the 10-year/2-year Treasury spread declined to -0.70% by the end of the reporting period. US 10-year Treasury yields began the reporting period at 1.78% and ended it at 3.51%. Meanwhile, the yield on the 2-year Treasury note ended the reporting period at 4.21%, an increase of 303 basis points (bps) since the beginning of the reporting period. (One basis point equals 0.01%.)

•

While US investment-grade corporate spreads tightened significantly over the last four months of the reporting period, they ended the period wider as corporates were pressured by elevated inflationary pressures, a slower growth outlook, and higher event and geopolitical risk. Although they tightened during the last few months of the reporting period, securitized credit spreads were also wider over the period, with commercial mortgage-backed securities (CMBS) spreads trading above their recent tights at the end of the period.

What strategies or holdings affected the Fund’s performance?

The Fund emphasizes spread assets, including short-term investment-grade corporates and structured products, such as CMBS. This positioning helped the Fund outperform the Index during the reporting period.

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Did the Fund use derivatives?

During the reporting period, the Fund used swap agreements for hedging interest rate risk and to add value versus cash securities. The use of these derivatives had a positive impact on performance of the Fund for the period.

Current outlook

PGIM Fixed Income continues to find value within investment-grade corporates and structured products, which represent attractive value in relation to Treasuries and agency mortgage-backed securities, in PGIM Fixed Income’s view. Spreads should benefit from currently high all-in yields and moderating expectations for a hard economic landing. The Fund continues to emphasize well-researched, short-term credit sectors, as PGIM Fixed Income expects these assets to offer the most value from a total return perspective.

*This strategy and performance overview, which discusses what strategies or holdings (including derivatives, if applicable) affected the Fund’s performance, is compiled based on how the Fund performed relative to the Fund’s benchmark index and is viewed for performance attribution purposes at the aggregate Fund level, which in most instances will not directly correlate to the amounts disclosed in the Statement of Operations which conform to US generally accepted accounting principles.

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PGIM Core Ultra Short Bond Fund

Strategy and Performance Overview*

How did the Fund perform?

The PGIM Core Ultra Short Bond Fund returned 2.20% in the 12-month reporting period that ended January 31, 2023, outperforming the 1.77% return of the ICE US 1-Month Treasury Bill Index (the Index).

What were the market conditions?

•

From a starting point of low yields, tight spreads (yield differentials), and high equity multiples, the shift in fundamentals—most notably, high inflation—drove a wholesale repricing of markets over the reporting period. Concerns about central bank tightening, hard economic landings, and Russia’s invasion of Ukraine led credit spreads notably wider, while rate volatility increased as markets first began pricing in more aggressive Federal Open Market Committee policy tightening and then later began to price in a recession.

•

Against the backdrop of historic lows in unemployment and generational highs in inflation, the US Federal Reserve (the Fed) signaled an increased willingness to accept more economic and market pain than what was experienced over the prior decade of low inflation. A succession of federal funds rate hikes during the reporting period confirmed to markets that the Fed was fully focused on tackling inflation.

•

As a result, enormous volatility continued to be priced into US Treasuries, with sharply higher front-end rates and lower long-dated yields forming a substantially flatter US Treasury yield curve, before the curve finally inverted in the last seven months of the reporting period. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) From 0.60% on January 31, 2022, the 10-year/2-year Treasury spread declined to -0.70% by the end of the reporting period. During the same time, the yield on the 3-month Treasury bill rose from 0.23% to 4.65%, while the 3-month LIBOR (London Interbank Offered Rate) and SOFR (Secured Overnight Financing Rate) rose 450 basis points (bps) and 426 bps, respectively, to end the reporting period at 4.81% and 4.30%. (One basis point equals 0.01%.) In the short-term credit markets, investment-grade credit spreads widened during the reporting period. The Bloomberg 1-3 Year Credit Index, a proxy for the short-term spread market, outperformed similar short-duration Treasuries by 0.28% during the reporting period. (Duration is a measure of a bond’s price sensitivity to interest rate changes over time.)

What strategies or holdings affected the Fund’s performance?

•

The Fund’s weighted average maturity (WAM) remained longer than peers at the beginning of the reporting period before shortening in the second half of the first quarter of 2022, and remained shorter than peers throughout the second quarter of 2022. The WAM extended midway through the third quarter of 2022 before ending that quarter near neutral. The WAM then shortened midway through the fourth quarter of 2022 before extending in the final weeks of 2022. The Fund’s weighted

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average life (WAL) began the reporting period near neutral before shortening versus peers at the beginning of the second quarter of 2022. It extended to a near neutral position during the latter part of the second quarter, extending at the end of the third quarter of 2022, and remained longer than peers throughout the remainder of the reporting period.

•

The Fund increased its holdings in repurchase agreements, government agencies, and domestic banks as their relative value improved. Holdings of Treasuries were reduced as the offset to that trade. Adjustable-rate holdings were increased during the period, led by an increase in SOFR floaters. (Floaters are bonds or other types of debt whose coupon rate changes with short-term interest rates.)

Current outlook

The Fund continues to emphasize well-researched, short-term credit sectors, as PGIM Fixed Income expects these assets to offer the most value from a total return perspective. As relative value between floating rate and fixed rate assets fluctuates, PGIM Fixed Income will seek to rotate into more attractively priced holdings.

*This strategy and performance overview, which discusses what strategies or holdings (including derivatives, if applicable) affected the Fund’s performance, is compiled based on how the Fund performed relative to the Fund’s benchmark index and is viewed for performance attribution purposes at the aggregate Fund level, which in most instances will not directly correlate to the amounts disclosed in the Statement of Operations which conform to US generally accepted accounting principles.

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PGIM Institutional Money Market Fund

Strategy and Performance Overview*

How did the Fund perform?

The PGIM Institutional Money Market Fund returned 2.21% in the 12-month reporting period that ended January 31, 2023.

What were the market conditions?

•

From a starting point of low yields, tight spreads (yield differentials), and high equity multiples, the shift in fundamentals—most notably, high inflation—drove a wholesale repricing of markets over the reporting period. Concerns about central bank tightening, hard economic landings, and Russia’s invasion of Ukraine led credit spreads notably wider, while rate volatility increased as markets first began pricing in more aggressive Federal Open Market Committee policy tightening and then later began to price in a recession.

•

Against the backdrop of historic lows in unemployment and generational highs in inflation, the US Federal Reserve (the Fed) signaled an increased willingness to accept more economic and market pain than what was experienced over the prior decade of low inflation. A succession of federal funds rate hikes during the reporting period confirmed to markets that the Fed was fully focused on tackling inflation.

•

As a result, enormous volatility continued to be priced into US Treasuries, with sharply higher front-end rates and lower long-dated yields forming a substantially flatter US Treasury yield curve, before the curve finally inverted in the last seven months of the reporting period. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.) From 0.60% on January 31, 2022, the 10-year/2-year Treasury spread declined to -0.70% by the end of the reporting period. During the same time, the yield on the 3-month Treasury bill rose from 0.23% to 4.65%, while the 3-month LIBOR (London Interbank Offered Rate) and SOFR (Secured Overnight Financing Rate) rose 450 basis points (bps) and 426 bps, respectively, to end the reporting period at 4.81% and 4.30%. (One basis point equals 0.01%.) In the short-term credit markets, investment-grade credit spreads widened during the reporting period. The Bloomberg 1-3 Year Credit Index, a proxy for the short-term spread market, outperformed similar short-duration Treasuries by 0.28% during the reporting period. (Duration is a measure of a bond’s price sensitivity to interest rate changes over time.)

What strategies or holdings affected the Fund’s performance?

•

The Fund’s weighted average maturity (WAM) remained longer than peers at the beginning of the reporting period before shortening in the second half of the first quarter of 2022, and remained shorter than peers throughout the second quarter of 2022. The WAM extended midway through the third quarter of 2022 before ending that quarter near neutral. The WAM then shortened midway through the fourth quarter of 2022 before extending in the final weeks of 2022. The Fund’s weighted average life (WAL) began the reporting period near neutral before shortening versus

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peers midway through the second quarter of 2022. It extended to a long position during the latter part of the second quarter and remained longer than peers throughout the remainder of the reporting period.

•

The Fund increased its holdings in repurchase agreements, government agencies, domestic banks, foreign corporates, and domestic corporates as their relative value improved. Holdings of Treasuries and foreign banks were reduced as the offset to that trade. Adjustable-rate holdings were increased during the period, led by an increase in SOFR floaters. (Floaters are bonds or other types of debt whose coupon rate changes with short-term interest rates.)

Current outlook

The Fund continues to emphasize well-researched, short-term credit sectors, as PGIM Fixed Income expects these assets to offer the most value from a total return perspective. As relative value between floating rate and fixed rate assets fluctuates, PGIM Fixed Income will seek to rotate into more attractively priced holdings.

*This strategy and performance overview, which discusses what strategies or holdings (including derivatives, if applicable) affected the Fund’s performance, is compiled based on how the Fund performed relative to the Fund’s benchmark index and is viewed for performance attribution purposes at the aggregate Fund level, which in most instances will not directly correlate to the amounts disclosed in the Statement of Operations which conform to US generally accepted accounting principles.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Core Short-Term Bond Fund	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$1,022.00	0.04%	$0.20

Hypothetical	$1,000.00	$1,025.00	0.04%	$0.20

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PGIM Core Ultra Short Bond Fund	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$1,018.10	0.01%	$0.05

Hypothetical	$1,000.00	$1,025.16	0.01%	$0.05

PGIM Institutional Money Market Fund	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$1,018.70	0.07%	$0.36

Hypothetical	$1,000.00	$1,024.85	0.07%	$0.36

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2023, and divided by the 365 days in the Fund’s fiscal year ended January 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which each Fund may invest.

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Glossary

The following abbreviations are used in the Funds’ descriptions:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

ABS—Asset-Backed Security

AMH—Amherst Pierpont Securities LLC

BNP—BNP Paribas S.A.

BOS—Bank of America Securities, Inc.

BSBY—Bloomberg Short-Term Bank Yield Index

CA—Credit Agricole Securities Inc.

CF—CF Secured, LLC

CGM—Citigroup Global Markets, Inc.

CIBC—Canadian Imperial Bank of Commerce

CNRP—Cantor Fitzgerald

DB—Deutsche Bank AG

FFCSB—Federal Farm Credit System Bank

FHLB—Federal Home Loan Bank

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

GMTN—Global Medium Term Note

GNMA—Government National Mortgage Association

GS—Goldman Sachs & Co. LLC

ING—ING Financial Markets LLC

LIBOR—London Interbank Offered Rate

MASTR—Morgan Stanley Structured Asset Security

MTN—Medium Term Note

NORP—Nomura International PLC

NTC—Northern Trust Co.

NWS—NatWest Markets Securities, Inc.

RBD—RBC Dominion Securities, Inc.

REITs—Real Estate Investment Trust

SAN—Santander Bank, N.A.

SOFR—Secured Overnight Financing Rate

SSB—State Street Bank

T—Swap payment upon termination

TDM—TD Securities (USA) LLC

Glossary

Glossary (CONTINUED)

TVA—Tennessee Valley Authority

UBS—UBS Securities LLC

USOIS—United States Overnight Index Swap

WFS—Wells Fargo Securities LLC

PGIM Core Short-Term Bond Fund

Schedule of Investments

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 79.5%

ASSET-BACKED SECURITIES 0.8%

Automobiles 0.0%

CarMax Auto Owner Trust, Series 2020-04, Class A3	0.500%	08/15/25	1,515	$1,475,890

Home Equity Loans 0.6%
Accredited Mortgage Loan Trust, Series 2004-04, Class A2D, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	4.999(c)	01/25/35	749	720,048
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-11, Class AV2, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.740%)	5.246(c)	12/25/33	157	148,877
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W03, Class M2, 1 Month LIBOR + 2.700% (Cap N/A, Floor 2.700%)	4.248(c)	09/25/33	3,997	3,863,679
Asset-Backed Funding Certificate Trust,
Series 2003-AHL01, Class A1	4.184	03/25/33	127	123,122
Series 2003-OPT01, Class A3, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)	5.186(c)	04/25/33	551	511,334
Series 2004-HE01, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	5.406(c)	03/25/34	277	270,021
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE06, Class A2, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)	5.186(c)	11/25/33	134	132,203
Bear Stearns Asset-Backed Securities Trust, Series 2003-03, Class M1, 1 Month LIBOR + 1.230% (Cap 11.000%, Floor 1.230%)	5.736(c)	06/25/43	151	153,247
CDC Mortgage Capital Trust, Series 2003-HE03, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	5.556(c)	11/25/33	601	590,903
Equifirst Mortgage Loan Trust, Series 2003-01, Class M2, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	7.356(c)	12/25/32	11	10,888
Home Equity Asset Trust,
Series 2002-03, Class M1, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	5.856(c)	02/25/33	252	240,461
Series 2003-02, Class M1, 1 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	5.826(c)	08/25/33	567	541,455

See Notes to Financial Statements.

Prudential Investment Portfolios 2    25

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Home Equity Asset Trust, (cont’d.)
Series 2003-03, Class M1, 1 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)	5.796%(c)	08/25/33	432	$419,581
Series 2003-08, Class M1, 1 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	5.586(c)	04/25/34	158	153,465
MASTR Asset-Backed Securities Trust, Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	5.206(c)	09/25/34	106	85,212
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE02, Class A1A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	5.306(c)	08/25/35	45	42,728
Series 2004-HE02, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	5.706(c)	08/25/35	113	110,576
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC05, Class M1, 1 Month LIBOR + 1.275% (Cap N/A, Floor 1.275%)	5.781(c)	04/25/33	205	203,655
Series 2003-NC05, Class M3, 1 Month LIBOR + 3.450% (Cap N/A, Floor 3.450%)	7.956(c)	04/25/33	82	81,907
Series 2003-NC08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	5.556(c)	09/25/33	523	518,005
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	5.526(c)	10/25/33	83	81,350
Series 2004-HE07, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	5.406(c)	08/25/34	1,964	1,844,194
New Century Home Equity Loan Trust, Series 2004-01, Class M1, 1 Month LIBOR + 0.885% (Cap 11.500%, Floor 0.885%)	5.391(c)	05/25/34	2,062	1,977,901
Renaissance Home Equity Loan Trust, Series 2003-01, Class A, 1 Month LIBOR + 0.860% (Cap N/A, Floor 0.860%)	5.366(c)	06/25/33	215	194,997
Residential Asset Securities Trust, Series 2004-KS05, Class AI5	4.437(cc)	06/25/34	2,442	2,350,784
Saxon Asset Securities Trust, Series 2003-03, Class M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	3.903(c)	12/25/33	14	13,092

				15,383,685

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities 0.2%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R05, Class M1, 1 Month LIBOR + 0.870% (Cap N/A, Floor 0.870%)	5.376%(c)	07/25/34	143	$140,822
Amortizing Residential Collateral Trust, Series 2002-BC05, Class M2, 1 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)	6.306(c)	07/25/32	65	63,165
Chase Funding Trust,
Series 2002-02, Class 2A1, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)	5.006(c)	05/25/32	185	180,800
Series 2003-01, Class 2A2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.660%)	5.166(c)	11/25/32	144	142,176
Countrywide Asset-Backed Certificates,
Series 2003-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	5.556(c)	07/25/33	82	80,588
Series 2004-01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	5.256(c)	03/25/34	69	67,283
Equity One Mortgage Pass-Through Trust, Series 2003-01, Class M1	4.860(cc)	08/25/33	20	19,805
First Franklin Mortgage Loan Trust, Series 2004-FF05, Class A1, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)	5.226(c)	08/25/34	113	105,693
Long Beach Mortgage Loan Trust,
Series 2003-03, Class M1, 1 Month LIBOR + 1.125% (Cap N/A, Floor 1.125%)	5.631(c)	07/25/33	484	467,566
Series 2003-04, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	5.526(c)	08/25/33	115	113,728
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)	5.301(c)	06/25/34	1,412	1,351,306
Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.855%)	5.361(c)	07/25/34	2,044	1,956,660
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC02, Class M2, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	7.356(c)	02/25/34	113	110,625
Series 2004-WMC01, Class M2, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)	6.156(c)	10/25/34	433	414,520

See Notes to Financial Statements.

Prudential Investment Portfolios 2    27

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)

Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	5.406%(c)	05/25/34	334	$312,202
Structured Asset Investment Loan Trust, Series 2003-BC01, Class A2, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)	5.186(c)	01/25/33	64	62,213

				5,589,152

TOTAL ASSET-BACKED SECURITIES (cost $21,233,733)				22,448,727

CERTIFICATES OF DEPOSIT 2.5%
Canadian Imperial Bank of Commerce, SOFR + 0.810% (Cap N/A, Floor 0.000%)	5.110(c)	12/11/23	25,000	25,099,083
Lloyds Bank Corporate Markets PLC, SOFR + 0.540%	4.840(c)	01/31/24	17,000	17,019,702
Skandinaviska Enskilda Banken AB, SOFR + 0.730%	5.030(c)	03/17/23	10,000	10,007,177
Standard Chartered Bank, SOFR + 0.420%	4.720(c)	07/28/23	16,000	16,015,171

TOTAL CERTIFICATES OF DEPOSIT (cost $67,997,825)				68,141,133

COMMERCIAL MORTGAGE-BACKED SECURITIES 15.7%
Banc of America Commercial Mortgage Trust, Series 2015-UBS07, Class A3	3.441	09/15/48	10,436	9,997,926
Barclays Commercial Mortgage Securities Trust, Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.722% (Cap N/A, Floor 0.722%)	5.181(c)	03/15/37	22,479	20,880,298
Benchmark Mortgage Trust,
Series 2018-B03, Class A2	3.848	04/10/51	575	573,220
Series 2018-B05, Class A2	4.077	07/15/51	1,800	1,782,326
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, 144A, 1 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	5.529(c)	12/15/37	9,500	9,446,303
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class A3	3.372	10/10/47	12,223	11,877,815
Series 2015-P01, Class A4	3.462	09/15/48	12,159	11,750,246
Series 2016-P04, Class A2	2.450	07/10/49	7,270	6,910,384
Commercial Mortgage Trust,
Series 2014-UBS03, Class A3	3.546	06/10/47	6,727	6,556,406
Series 2014-UBS04, Class A4	3.420	08/10/47	5,875	5,708,546

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust, (cont’d.)
Series 2014-UBS05, Class A2	3.031%	09/10/47	117	$113,504
Series 2014-UBS05, Class A3	3.565	09/10/47	25,000	24,313,558
Series 2015-CR22, Class A4	3.048	03/10/48	26,945	25,783,016
Series 2015-CR26, Class A3	3.359	10/10/48	8,356	8,033,630
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class A, 144A, 1 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	5.439(c)	05/15/36	35,000	34,846,270
CSAIL Commercial Mortgage Trust, Series 2015-C03, Class A4	3.718	08/15/48	12,000	11,593,829
GS Mortgage Securities Corp. Trust, Series 2021-RENT, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	5.208(c)	11/21/35	5,359	5,032,525
GS Mortgage Securities Trust,
Series 2014-GC18, Class A3	3.801	01/10/47	5,742	5,659,375
Series 2014-GC22, Class A4	3.587	06/10/47	4,400	4,319,385
Series 2014-GC24, Class A4	3.666	09/10/47	23,935	23,327,011
Series 2018-HART, Class A, 144A, 1 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)	5.550(c)	10/15/31	11,300	10,787,701
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C15, Class ASB	3.659	11/15/45	147	145,918
Series 2014-C18, Class A4A2, 144A	3.794	02/15/47	4,155	4,094,202
Series 2014-C24, Class A3	3.098	11/15/47	19,500	18,800,260
Series 2014-C24, Class A4A2, 144A	3.373	11/15/47	28,310	27,359,888
Series 2020-COR07, Class A2	2.215	05/13/53	25,000	23,324,237
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFL, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	5.601(c)	07/05/33	19,358	18,397,433
Series 2019-BKWD, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.000%)	5.709(c)	09/15/29	3,959	3,834,176
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class A3	3.479	05/15/48	6,570	6,290,233
Series 2015-C25, Class A4	3.372	10/15/48	1,500	1,435,362
Series 2015-C26, Class A4	3.252	10/15/48	3,000	2,893,382
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3	3.540	12/15/48	5,808	5,569,700
Series 2018-H03, Class A2	3.997	07/15/51	1,064	1,056,837
One New York Plaza Trust, Series 2020-01NYP, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	5.409(c)	01/15/36	11,900	11,309,529
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A4	4.218(cc)	07/15/46	17,884	17,749,117

See Notes to Financial Statements.

Prudential Investment Portfolios 2    29

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2015-C30, Class A3	3.411%	09/15/58	27,947	$26,940,757
Series 2016-C33, Class A3	3.162	03/15/59	5,378	5,120,718
Series 2016-LC24, Class A3	2.684	10/15/49	12,089	11,345,557

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $438,462,819)				424,960,580

CORPORATE BONDS 60.5%

Agriculture 0.8%
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A	1.375	07/23/23	3,000	2,947,941
Sr. Unsec’d. Notes, 144A	3.500	04/22/25	6,750	6,575,323
Sr. Unsec’d. Notes, 144A	4.875	10/10/25	11,250	11,334,419

				20,857,683

Auto Manufacturers 5.3%

American Honda Finance Corp.,
Sr. Unsec’d. Notes	4.750	01/12/26	4,000	4,033,604
Sr. Unsec’d. Notes, MTN	0.750	08/09/24	7,500	7,070,410
BMW US Capital LLC (Germany),
Gtd. Notes, 144A	3.250	04/01/25	2,750	2,673,477
Gtd. Notes, 144A	3.250	04/01/25	6,450	6,434,205
Gtd. Notes, 144A	3.800	04/06/23	10,000	9,982,936
Gtd. Notes, 144A, SOFR Index + 0.530%	4.854(c)	04/01/24	8,500	8,474,281
Daimler Truck Finance North America LLC (Germany), Gtd. Notes, 144A	5.150	01/16/26	10,000	10,058,023
Mercedes-Benz Finance North America LLC (Germany), Gtd. Notes, 144A	0.750	03/01/24	31,500	30,107,171
PACCAR Financial Corp., Sr. Unsec’d. Notes, MTN	3.550	08/11/25	25,000	24,530,565
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN	3.650	08/18/25	5,000	4,892,161
Sr. Unsec’d. Notes, MTN	3.950	06/30/25	18,750	18,508,292
Sr. Unsec’d. Notes, MTN, SOFR + 0.750% (Cap N/A, Floor 0.000%)	5.050(c)	12/11/23	4,000	4,010,256
Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	3.950	06/06/25	13,250	12,903,414

				143,678,795

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks 13.8%

Bank of America Corp., Sr. Unsec’d. Notes, MTN, 3 Month BSBY + 0.430%	4.963%(c)	05/28/24	33,500	$33,267,567
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN, SOFR Index + 0.710%	4.984(c)	03/08/24	20,000	20,013,350
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes	1.625	05/01/23	14,000	13,890,380
Sr. Unsec’d. Notes, MTN, SOFR Index + 0.900%	5.223(c)	04/11/25	4,750	4,744,753
Banque Federative du Credit Mutuel SA (France), Sr. Unsec’d. Notes, 144A	0.650	02/27/24	17,750	16,948,224
Canadian Imperial Bank of Commerce (Canada), Sr. Unsec’d. Notes, SOFR + 0.800%	5.123(c)	03/17/23	21,000	21,024,142
Capital One NA, Sub. Notes	3.375	02/15/23	20,000	19,987,040
Cooperatieve Rabobank UA (Netherlands), Sr. Unsec’d. Notes, SOFR Index + 0.300% (Cap N/A, Floor 0.000%)	4.623(c)	01/12/24	14,000	13,971,117
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, SOFR Index + 0.390%	4.712(c)	02/02/24	5,000	4,889,996
DNB Bank ASA (Norway), Sr. Unsec’d. Notes, 144A	5.896(ff)	10/09/26	25,000	25,249,207
Federation des Caisses Desjardins du Quebec (Canada), Sr. Unsec’d. Notes, 144A	4.400	08/23/25	25,000	24,658,542
JPMorgan Chase & Co., Sr. Unsec’d. Notes	0.768(ff)	08/09/25	25,000	23,325,536
KeyBank NA, Sr. Unsec’d. Notes	1.250	03/10/23	12,500	12,455,341
National Australia Bank Ltd. (Australia), Sr. Unsec’d. Notes	3.500	06/09/25	7,250	7,063,836
National Securities Clearing Corp.,
Sr. Unsec’d. Notes, 144A	0.400	12/07/23	12,750	12,271,679
Sr. Unsec’d. Notes, 144A	1.200	04/23/23	5,000	4,958,460
NatWest Markets PLC (United Kingdom), Sr. Unsec’d. Notes, 144A, SOFR + 1.450%	5.774(c)	03/22/25	15,000	14,798,570
Nordea Bank Abp (Finland), Sr. Unsec’d. Notes, 144A	4.750	09/22/25	21,000	20,995,279
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, GMTN	3.970	07/26/24	20,000	19,777,710
Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes, 144A	0.650	09/09/24	9,750	9,122,588

See Notes to Financial Statements.

Prudential Investment Portfolios 2    31

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes, MTN, SOFR + 0.220%	4.461%(c)	06/02/23	1,700	$1,698,994
Sr. Unsec’d. Notes, MTN, SOFR + 0.350%	4.635(c)	09/10/24	20,000	19,908,844
Truist Bank,
Sr. Unsec’d. Notes, SOFR + 0.200%	4.523(c)	01/17/24	10,000	9,970,647
Sr. Unsec’d. Notes, SOFR + 0.730% (Cap N/A, Floor 0.000%)	5.010(c)	03/09/23	2,750	2,749,532
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A, MTN	0.450	02/09/24	5,000	4,776,048
Sr. Unsec’d. Notes, 144A, MTN, SOFR + 0.360%	4.476(c)	02/09/24	7,500	7,493,903
UBS Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	1.008(ff)	07/30/24	2,500	2,447,390
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%	5.326(c)	05/15/23	175	175,366

				372,634,041

Beverages 2.4%

Coca-Cola Europacific Partners PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	0.500	05/05/23	8,000	7,909,742
Sr. Unsec’d. Notes, 144A	0.800	05/03/24	3,000	2,839,288
Diageo Capital PLC (United Kingdom), Gtd. Notes	5.200	10/24/25	16,000	16,324,590
Keurig Dr. Pepper, Inc., Gtd. Notes	0.750	03/15/24	25,000	23,883,480
PepsiCo, Inc., Sr. Unsec’d. Notes	0.400	10/07/23	14,500	14,067,021

				65,024,121

Biotechnology 0.2%

Gilead Sciences, Inc., Sr. Unsec’d. Notes
	0.750	09/29/23	4,500	4,375,789

Building Materials 0.1%

Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	0.650	07/15/23	3,750	3,672,115

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals 1.8%

Air Liquide Finance SA (France), Gtd. Notes, 144A	2.250%	09/27/23	2,780	$2,730,989
Linde, Inc., Gtd. Notes	4.700	12/05/25	23,500	23,792,024
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	1.900	05/13/23	5,000	4,955,158
Sr. Unsec’d. Notes	5.950	11/07/25	7,000	7,204,742
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	4.250	08/08/25	5,500	5,435,269
Westlake Corp., Sr. Unsec’d. Notes	0.875	08/15/24	4,000	3,747,132

				47,865,314

Commercial Services 0.3%

Verisk Analytics, Inc., Sr. Unsec’d. Notes	4.000	06/15/25	7,326	7,173,348

Computers 1.8%

Apple, Inc.,
Sr. Unsec’d. Notes	3.200	05/13/25	14,000	13,671,985
Sr. Unsec’d. Notes	3.250	02/23/26	11,000	10,686,798
International Business Machines Corp., Sr. Unsec’d. Notes	4.500	02/06/26	25,000	25,025,509

				49,384,292

Cosmetics/Personal Care 0.8%

Colgate-Palmolive Co., Sr. Unsec’d. Notes	3.100	08/15/25	7,000	6,827,843
GSK Consumer Healthcare Capital US LLC, Gtd. Notes, SOFR + 0.890%	5.214(c)	03/24/24	6,250	6,257,422
Unilever Capital Corp. (United Kingdom), Gtd. Notes	0.375	09/14/23	10,000	9,727,190

				22,812,455

See Notes to Financial Statements.

Prudential Investment Portfolios 2    33

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services 0.4%

American Express Co., Sr. Unsec’d. Notes	3.950%	08/01/25	10,000	$9,853,930

Electric 4.9%

American Electric Power Co., Inc., Sr. Unsec’d. Notes, Series A, 3 Month LIBOR + 0.480%	5.294(c)	11/01/23	12,000	11,945,898
CenterPoint Energy, Inc., Sr. Unsec’d. Notes, SOFR Index + 0.650%	4.777(c)	05/13/24	13,500	13,354,447
DTE Energy Co., Sr. Unsec’d. Notes	4.220	11/01/24	8,250	8,154,901
Duke Energy Corp., Sr. Unsec’d. Notes	5.000	12/08/25	10,500	10,590,470
Entergy Louisiana LLC, First Mortgage	0.620	11/17/23	6,498	6,276,403
Florida Power & Light Co.,
Sr. Unsec’d. Notes, SOFR Index + 0.250%	4.371(c)	05/10/23	11,250	11,240,797
Sr. Unsec’d. Notes, SOFR Index + 0.380%	4.703(c)	01/12/24	5,000	4,985,982
NextEra Energy Capital Holdings, Inc., Gtd. Notes	2.940	03/21/24	15,000	14,695,902
OGE Energy Corp., Sr. Unsec’d. Notes	0.703	05/26/23	6,750	6,655,622
PPL Electric Utilities Corp., First Mortgage, SOFR + 0.330%	4.654(c)	06/24/24	4,750	4,706,916
Southern California Edison Co., First Mortgage, Series C	4.200	06/01/25	14,250	14,079,179
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes	0.800	03/15/24	17,000	16,232,172
Sr. Unsec’d. Notes	4.750	01/09/26	5,000	5,011,108
Sr. Unsec’d. Notes	5.000	09/27/25	3,500	3,521,156

				131,450,953

Electronics 0.6%

Tyco Electronics Group SA, Gtd. Notes	4.500	02/13/26	15,000	15,019,969

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Entertainment 0.3%

Warnermedia Holdings, Inc., Gtd. Notes, 144A, SOFR Index + 1.780%
	6.093%(c)	03/15/24	7,500	$7,511,031

Foods 1.7%

Hormel Foods Corp., Sr. Unsec’d. Notes	0.650	06/03/24	6,000	5,689,695
Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	4.250	09/15/25	14,000	13,820,722
Nestle Holdings, Inc.,
Gtd. Notes, 144A	0.375	01/15/24	10,000	9,585,870
Gtd. Notes, 144A	4.000	09/12/25	16,750	16,585,761

				45,682,048

Forest Products & Paper 0.5%

Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A	3.734	07/15/23	14,126	14,023,577

Gas 0.4%

Atmos Energy Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.380%	5.103(c)	03/09/23	12,000	11,997,560

Healthcare-Products 1.0%

Baxter International, Inc., Sr. Unsec’d. Notes	0.868	12/01/23	19,237	18,588,298
Stryker Corp., Sr. Unsec’d. Notes	0.600	12/01/23	4,750	4,580,120
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes, SOFR Index + 0.530%	4.853(c)	10/18/24	5,000	4,982,718

				28,151,136

See Notes to Financial Statements.

Prudential Investment Portfolios 2    35

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services 0.6%

UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	0.550%	05/15/24	12,000	$11,391,722
Sr. Unsec’d. Notes	5.150	10/15/25	4,000	4,080,171

				15,471,893

Household Products/Wares 0.4%

Avery Dennison Corp., Sr. Unsec’d. Notes
	0.850	08/15/24	12,000	11,308,250

Insurance 6.0%

Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	2.750	03/15/23	13,000	12,966,720
Corebridge Global Funding, Sr. Sec’d. Notes, 144A	0.650	06/17/24	21,000	19,817,371
Equitable Financial Life Global Funding,
Sec’d. Notes, 144A	0.800	08/12/24	3,000	2,814,907
Sec’d. Notes, 144A, SOFR + 0.390%	4.714(c)	04/06/23	25,000	24,999,267
Metropolitan Life Global Funding I, Sec’d. Notes, 144A, MTN	4.050	08/25/25	23,000	22,650,135
New York Life Global Funding,
Sec’d. Notes, 144A	2.900	01/17/24	2,000	1,962,952
Sec’d. Notes, 144A, MTN	3.600	08/05/25	22,500	21,909,071
Pacific Life Global Funding II, Sr. Sec’d. Notes, 144A	0.500	09/23/23	12,000	11,651,850
Principal Life Global Funding II,
Sec’d. Notes, 144A	0.500	01/08/24	17,750	17,036,862
Sec’d. Notes, 144A, SOFR + 0.450%	4.773(c)	04/12/24	2,750	2,741,900
Protective Life Global Funding,
Sec’d. Notes, 144A	0.631	10/13/23	10,750	10,431,431
Sr. Sec’d. Notes, 144A	0.473	01/12/24	15,000	14,387,994

				163,370,460

Internet 0.9%

Amazon.com, Inc., Sr. Unsec’d. Notes
	4.600	12/01/25	25,000	25,213,795

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Iron/Steel 0.3%

Nucor Corp., Sr. Unsec’d. Notes
	3.950%	05/23/25	8,000	$7,886,299

Machinery-Construction & Mining 0.5%

Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN
	0.450	09/14/23	15,000	14,599,060

Machinery-Diversified 1.2%

CNH Industrial Capital LLC, Gtd. Notes	3.950	05/23/25	11,000	10,771,718
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.200%	4.524(c)	10/11/24	2,122	2,109,699
Sr. Unsec’d. Notes, MTN	4.800	01/09/26	19,250	19,496,623

				32,378,040

Media 1.0%

Comcast Corp., Gtd. Notes	5.250	11/07/25	7,000	7,152,196
Walt Disney Co. (The), Gtd. Notes	3.700	10/15/25	20,000	19,558,844

				26,711,040

Oil & Gas 1.6%

Exxon Mobil Corp., Sr. Unsec’d. Notes	1.571	04/15/23	21,000	20,856,954
Phillips 66, Gtd. Notes	0.900	02/15/24	16,000	15,340,612
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	0.550	05/15/23	6,750	6,663,433

				42,860,999

Pharmaceuticals 2.4%

AmerisourceBergen Corp., Sr. Unsec’d. Notes	0.737	03/15/23	11,728	11,670,505

See Notes to Financial Statements.

Prudential Investment Portfolios 2    37

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

Astrazeneca Finance LLC (United Kingdom), Gtd. Notes	0.700%	05/28/24	21,500	$20,416,499
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	0.537	11/13/23	20,000	19,341,324
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	0.534	10/01/23	13,500	13,112,161

				64,540,489

Pipelines 0.8%

Enterprise Products Operating LLC,
Gtd. Notes	3.900	02/15/24	4,376	4,329,912
Gtd. Notes	5.050	01/10/26	9,500	9,639,511
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes	1.000	10/12/24	8,000	7,486,859

				21,456,282

Real Estate Investment Trusts (REITs) 0.7%

Public Storage, Sr. Unsec’d. Notes, SOFR + 0.470%
	4.793(c)	04/23/24	20,000	19,939,367

Retail 2.1%

7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A	0.625	02/10/23	5,000	4,994,644
Sr. Unsec’d. Notes, 144A	0.800	02/10/24	7,000	6,694,683
Dollar General Corp., Sr. Unsec’d. Notes	4.250	09/20/24	6,750	6,690,887
Home Depot, Inc. (The),
Sr. Unsec’d. Notes	2.700	04/15/25	5,000	4,821,691
Sr. Unsec’d. Notes	4.000	09/15/25	10,000	9,958,772
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	4.400	09/08/25	10,000	9,959,042
Walmart, Inc., Sr. Unsec’d. Notes	3.900	09/09/25	14,000	13,934,457

				57,054,176

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Savings & Loans 0.9%

Nationwide Building Society (United Kingdom), Sr. Unsec’d. Notes, 144A
	0.550%	01/22/24	25,000	$23,896,097

Semiconductors 1.3%

Intel Corp., Sr. Unsec’d. Notes	2.600	05/19/26	9,000	8,521,544
Microchip Technology, Inc., Sr. Unsec’d. Notes	0.972	02/15/24	28,500	27,284,185

				35,805,729

Software 0.6%

Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	0.600	03/01/24	14,250	13,590,451
Infor, Inc., Sr. Unsec’d. Notes, 144A	1.450	07/15/23	1,800	1,759,517

				15,349,968

Telecommunications 1.9%

NTT Finance Corp. (Japan),
Gtd. Notes, 144A	0.583	03/01/24	15,250	14,521,730
Sr. Unsec’d. Notes, 144A	4.142	07/26/24	2,000	1,975,349
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	0.750	03/22/24	12,000	11,457,534
Sr. Unsec’d. Notes, SOFR Index + 0.500%	4.824(c)	03/22/24	23,000	22,913,888

				50,868,501

See Notes to Financial Statements.

Prudential Investment Portfolios 2    39

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation 0.2%

United Parcel Service, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%
	5.204%(c)	04/01/23	5,144	$5,144,599

TOTAL CORPORATE BONDS (cost $1,660,840,009)				1,635,023,201

TOTAL LONG-TERM INVESTMENTS (cost $2,188,534,386)				2,150,573,641

SHORT-TERM INVESTMENTS 21.1%

CERTIFICATES OF DEPOSIT 7.7%
Banco Santander SA, SOFR + 0.800%	5.100(c)	12/05/23	25,000	25,067,064
Bank of Nova Scotia, SOFR + 0.720% (Cap N/A, Floor 0.000%)	5.020(c)	08/16/23	12,000	12,027,617
BNP Paribas Fortis SA, SOFR + 0.700%	5.000(c)	04/28/23	25,000	25,030,614
Citibank NA	3.600	02/10/23	15,000	14,995,870
Mizuho Bank Ltd., SOFR + 0.810%	5.110(c)	11/30/23	24,000	24,083,608
MUFG Bank Ltd., SOFR + 0.420%	4.720(c)	04/12/23	10,000	10,003,762
SOFR + 0.560% (Cap N/A, Floor 0.000%)	4.860(c)	02/02/23	10,000	10,000,247
Natixis SA	5.000	09/27/23	15,000	14,978,248
Natixis SA, SOFR + 0.500%	4.800(c)	02/01/23	11,000	11,000,135
State Street Bank & Trust Co.	4.300	03/27/23	5,000	4,998,129
State Street Bank & Trust Co., SOFR + 0.300%	4.600(c)	03/27/23	5,000	5,000,500
Sumitomo Mitsui Banking Corp., SOFR + 0.850%	5.150(c)	11/30/23	25,000	25,095,329
Svenska Handelsbanken, SOFR + 0.700%	5.000(c)	03/15/23	15,000	15,009,806
Toronto-Dominion Bank (The)	4.800	09/22/23	12,000	11,970,166

TOTAL CERTIFICATES OF DEPOSIT (cost $209,000,000)				209,261,095

COMMERCIAL PAPER 9.7%
Australia & New Zealand Banking Group Ltd., 144A, SOFR + 0.610%	4.910(c)	09/28/23	25,000	25,059,616
Bank of Montreal, 144A, SOFR + 0.700%	5.000(c)	05/02/23	5,000	5,006,380
BP Capital Markets PLC, 144A	5.037(n)	02/22/23	25,000	24,929,722

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
CDP Financial, Inc.,
144A	5.143%(n)	07/03/23	5,000	$4,897,341
144A, SOFR + 0.750%	5.050(c)	07/25/23	10,000	10,022,622
Citigroup Global Markets, Inc., 144A, SOFR + 0.650%	4.950(c)	09/20/23	15,000	15,014,190
E.ON AG, 144A	5.031(n)	02/02/23	5,000	4,998,731
Enbridge, Inc., 144A	4.882(n)	02/02/23	18,000	17,995,236
HCP, Inc., 144A	4.882(n)	02/01/23	17,000	16,997,847
Healthpeak Properties, Inc., 144A	4.861(n)	02/07/23	10,000	9,990,783
Hewlett Packard Enterprise Co., 144A	4.704(n)	02/06/23	25,000	24,980,529
Mitsubishi Corp., 144A	4.542(n)	02/07/23	5,000	4,995,635
Sempra Energy, 144A	4.711(n)	02/07/23	10,000	9,990,842
Societe Generale SA, 144A, SOFR + 0.820%	5.120(c)	12/11/23	25,000	25,087,632
Swedbank AB, SOFR + 0.670%	4.970(c)	06/30/23	15,000	15,027,803
TransCanada PipeLines Ltd.,
144A	4.961(n)	02/06/23	14,000	13,989,078
144A	5.263(n)	03/06/23	8,000	7,963,862
Westpac Banking Corp., 144A, SOFR + 0.650%	4.950(c)	04/28/23	25,000	25,027,616

TOTAL COMMERCIAL PAPER (cost $261,735,460)				261,975,465

CORPORATE BONDS 1.5%

Aerospace & Defense 0.4%

Boeing Co. (The), Sr. Unsec’d. Notes	1.167%	02/04/23	11,200	11,200,000

Banks 0.4%

Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%	02/25/23	10,000	9,990,884

See Notes to Financial Statements.

Prudential Investment Portfolios 2    41

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric 0.5%

Southern California Edison Co., First Mortgage, Series D	3.400%	06/01/23	12,500	$12,417,998

Pipelines 0.2%

Enbridge, Inc. (Canada), Gtd. Notes, SOFR + 0.400%	4.561%(c)	02/17/23	7,000	6,998,715

TOTAL CORPORATE BONDS (cost $40,691,205)				40,607,597

			Shares

UNAFFILIATED FUND 2.2%
Dreyfus Government Cash Management (Institutional Shares)
(cost $58,959,622)			58,959,622	58,959,622

TOTAL SHORT-TERM INVESTMENTS (cost $570,386,287)				570,803,779

TOTAL INVESTMENTS 100.6% (cost $2,758,920,673)				2,721,377,420
Liabilities in excess of other assets(z) (0.6)%				(16,377,876)

NET ASSETS 100.0%				$2,704,999,544

Below is a list of the abbreviation(s) used in the annual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2023.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(n)	Rate shown reflects yield to maturity at purchased date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2023

Interest rate swap agreements outstanding at January 31, 2023:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
65,700	05/11/23	2.250%(A)	1 Day USOIS(1)(A)/4.330%	$(3,959,253)	$689,744	$4,648,997
100,000	07/26/23	0.192%(A)	1 Day USOIS(1)(A)/4.330%	—	3,890,386	3,890,386
27,000	09/23/23	4.220%(T)	1 Day SOFR(1)(T)/4.310%	21,046	76,503	55,457
70,000	11/26/23	2.447%(A)	1 Day SOFR(1)(A)/4.310%	—	1,590,675	1,590,675
20,000	12/01/23	2.634%(A)	1 Day SOFR(1)(A)/4.310%	—	420,441	420,441
19,250	02/04/24	0.133%(A)	1 Day USOIS(1)(A)/4.330%	24,122	1,263,752	1,239,630
47,000	03/01/24	0.230%(A)	1 Day USOIS(1)(A)/4.330%	58,857	3,125,286	3,066,429
28,500	03/01/24	2.478%(A)	1 Day SOFR(1)(A)/4.310%	—	759,896	759,896
12,000	03/15/24	0.276%(A)	1 Day USOIS(1)(A)/4.330%	—	805,142	805,142
17,000	03/18/24	0.278%(A)	1 Day USOIS(1)(A)/4.330%	—	1,145,321	1,145,321
25,000	03/31/24	2.305%(A)	1 Day SOFR(1)(A)/4.310%	150,637	707,484	556,847
3,000	04/26/24	0.305%(A)	1 Day USOIS(1)(A)/4.330%	—	211,975	211,975
9,750	05/11/24	0.300%(A)	1 Day SOFR(1)(A)/4.310%	(2,320)	702,053	704,373
90,000	05/11/24	2.603%(A)	1 Day SOFR(1)(A)/4.310%	(14,235)	2,404,753	2,418,988
12,000	05/20/24	0.296%(A)	1 Day USOIS(1)(A)/4.330%	—	876,111	876,111
21,000	06/16/24	0.304%(A)	1 Day USOIS(1)(A)/4.330%	—	1,573,658	1,573,658
25,000	08/05/24	0.261%(A)	1 Day SOFR(1)(A)/4.310%	—	1,944,866	1,944,866
99,000	08/08/24	2.512%(A)	1 Day SOFR(1)(A)/4.310%	927,702	3,384,601	2,456,899
3,000	08/13/24	0.368%(A)	1 Day SOFR(1)(A)/4.310%	—	227,784	227,784
15,000	08/31/24	0.399%(A)	1 Day USOIS(1)(A)/4.330%	—	1,134,735	1,134,735
12,000	09/01/24	2.500%(A)	1 Day SOFR(1)(A)/4.310%	2,973	421,801	418,828

See Notes to Financial Statements.

Prudential Investment Portfolios 2    43

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2023

Interest rate swap agreements outstanding at January 31, 2023 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
29,750	09/08/24	3.602%(A)	1 Day SOFR(1)(A)/4.310%	$335,137	$416,985	$81,848
7,500	09/09/24	0.368%(A)	1 Day SOFR(1)(A)/4.310%	(293)	574,321	574,614
8,000	10/12/24	0.511%(A)	1 Day SOFR(1)(A)/4.310%	—	594,179	594,179
25,000	11/29/24	0.090%(A)	1 Day USOIS(1)(A)/4.330%	(1,596)	2,033,245	2,034,841
17,000	03/21/25	1.998%(A)	1 Day SOFR(1)(A)/4.310%	—	793,741	793,741
37,600	03/27/25	4.171%(A)	1 Day SOFR(1)(A)/4.310%	12,585	(62,976)	(75,561)
59,750	03/30/25	2.418%(A)	1 Day SOFR(1)(A)/4.310%	402,571	2,101,794	1,699,223
12,000	05/11/25	0.450%(A)	1 Day SOFR(1)(A)/4.310%	105,148	1,141,958	1,036,810
13,500	05/13/25	3.986%(A)	1 Day SOFR(1)(A)/4.310%	—	34,940	34,940
7,300	06/29/25	3.083%(A)	1 Day SOFR(1)(A)/4.310%	153,014	157,655	4,641
88,750	06/29/25	3.086%(A)	1 Day SOFR(1)(A)/4.310%	(646,552)	1,910,321	2,556,873
53,000	08/17/25	2.957%(A)	1 Day SOFR(1)(A)/4.310%	116,009	1,411,720	1,295,711
145,500	09/08/25	3.422%(A)	1 Day SOFR(1)(A)/4.310%	1,113,438	1,996,591	883,153
37,850	10/07/25	3.955%(A)	1 Day SOFR(1)(A)/4.310%	55,674	(47,706)	(103,380)
20,000	10/21/25	4.378%(A)	1 Day SOFR(1)(A)/4.310%	(11,542)	(265,941)	(254,399)
7,000	11/09/25	4.492%(A)	1 Day SOFR(1)(A)/4.310%	—	(117,057)	(117,057)
87,750	12/01/25	4.041%(A)	1 Day SOFR(1)(A)/4.310%	3,179	(388,022)	(391,201)
19,000	01/11/26	3.783%(A)	1 Day SOFR(1)(A)/4.310%	3,634	28,023	24,389

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2023

Interest rate swap agreements outstanding at January 31, 2023 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
40,000	02/01/26	3.850%(A)	1 Day SOFR(1)(A)/4.310%	$—	$(49,512)	$(49,512)
19,200	04/06/26	3.789%(A)	1 Day SOFR(1)(A)/4.310%	—	(9,646)	(9,646)

				$(1,150,065)	$39,611,580	$40,761,645

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$17,610,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$1,475,890	$—
Home Equity Loans	—	15,383,685	—
Residential Mortgage-Backed Securities	—	5,589,152	—
Certificates of Deposit	—	68,141,133	—
Commercial Mortgage-Backed Securities	—	424,960,580	—

See Notes to Financial Statements.

Prudential Investment Portfolios 2    45

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2023

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Corporate Bonds	$—	$1,635,023,201	$—
Short-Term Investments
Certificates of Deposit	—	209,261,095	—
Commercial Paper	—	261,975,465	—
Corporate Bonds	—	40,607,597	—
Unaffiliated Fund	58,959,622	—	—

Total	$58,959,622	$2,662,417,798	$—

Other Financial Instruments*
Assets
Centrally Cleared Interest Rate Swap Agreements	$—	$41,762,401	$—

Liabilities
Centrally Cleared Interest Rate Swap Agreements	$—	$(1,000,756)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2023 were as follows:

Commercial Mortgage-Backed Securities	15.7%
Banks	14.2
Certificates of Deposit	10.2
Commercial Paper	9.7
Insurance	6.0
Electric	5.4
Auto Manufacturers	5.3
Beverages	2.4
Pharmaceuticals	2.4
Unaffiliated Fund	2.2
Retail	2.1
Telecommunications	1.9
Computers	1.8
Chemicals	1.8
Foods	1.7
Oil & Gas	1.6
Semiconductors	1.3
Machinery-Diversified	1.2

Pipelines	1.0%
Healthcare-Products	1.0
Media	1.0
Internet	0.9
Savings & Loans	0.9
Cosmetics/Personal Care	0.8
Agriculture	0.8
Real Estate Investment Trusts (REITs)	0.7
Healthcare-Services	0.6
Home Equity Loans	0.6
Software	0.6
Electronics	0.6
Machinery-Construction & Mining	0.5
Forest Products & Paper	0.5
Gas	0.4
Household Products/Wares	0.4
Aerospace & Defense	0.4
Diversified Financial Services	0.4

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2023

Industry Classification (continued):

Iron/Steel	0.3%
Entertainment	0.3
Commercial Services	0.3
Residential Mortgage-Backed Securities	0.2
Transportation	0.2
Biotechnology	0.2
Building Materials	0.1
Automobiles	0.0 *

100.6
Liabilities in excess of other assets	(0.6)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin swaps	$41,762,401	*	Due from/to broker-variation margin swaps	$1,000,756	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

Prudential Investment Portfolios 2    47

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2023

The effects of derivative instruments on the Statement of Operations for the year ended January 31, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Swaps

Interest rate contracts	$(2,423,468)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Swaps

Interest rate contracts	$34,508,875

For the year ended January 31, 2023, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Interest Rate Swap Agreements (1)	$976,916,000

*	Average volume is based on average quarter end balances as noted for the year ended January 31, 2023.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Statement of Assets & Liabilities

as of January 31, 2023

Assets

Unaffiliated investments (cost $2,758,920,673)	$2,721,377,420
Deposit with broker for centrally cleared/exchange-traded derivatives	17,610,000
Interest receivable	14,513,737
Prepaid expenses and other assets	95,297

Total Assets	2,753,596,454

Liabilities

Payable for investments purchased	39,922,400
Dividends payable	7,485,047
Due to broker—variation margin swaps	1,012,729
Accrued expenses and other liabilities	98,333
Management fee payable	60,934
Affiliated transfer agent fee payable	16,667
Trustees’ fees payable	800

Total Liabilities	48,596,910

Net Assets	$2,704,999,544

Net assets were comprised of:
Paid-in capital	$2,746,497,662
Total distributable earnings (loss)	(41,498,118)

Net assets, January 31, 2023	$2,704,999,544

Net asset value and redemption price per share ($2,704,999,544 ÷ 295,847,674 shares of beneficial interest issued and outstanding)	$9.14

See Notes to Financial Statements.

Prudential Investment Portfolios 2    49

PGIM Core Short-Term Bond Fund

Statement of Operations

Year Ended January 31, 2023

Net Investment Income (Loss)

Income
Interest income	$57,231,120
Unaffiliated dividend income	1,928,939

Total income	59,160,059

Expenses
Management fee	717,964
Custodian and accounting fees	133,446
Transfer agent’s fees and expenses (including affiliated expense of $100,000)	100,037
Audit fee	38,650
Professional fees	21,091
Shareholders’ reports	12,349
Trustees’ fees	9,600
Miscellaneous	41,084

Total expenses	1,074,221

Net investment income (loss)	58,085,838

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	(184,197)
Swap agreement transactions	(2,423,468)

(2,607,665)

Net change in unrealized appreciation (depreciation) on:
Investments	(30,302,388)
Swap agreements	34,508,875
Foreign currencies	(4)

4,206,483

Net gain (loss) on investment and foreign currency transactions	1,598,818

Net Increase (Decrease) In Net Assets Resulting From Operations	$59,684,656

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Statements of Changes in Net Assets

	Year Ended January 31,

	2023	2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$58,085,838	$32,343,131
Net realized gain (loss) on investment transactions	(2,607,665)	(10,356,938)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	4,206,483	(14,626,718)

Net increase (decrease) in net assets resulting from operations	59,684,656	7,359,475

Dividends and Distributions
Distributions from distributable earnings	(65,307,696)	(23,901,687)
Tax return of capital distributions	—	(291,540)

Total dividends and distributions	(65,307,696)	(24,193,227)

Fund share transactions
Net proceeds from shares sold (52,766,098 and 30,186,091 shares, respectively)	480,737,404	277,486,085
Net asset value of shares issued in reinvestment of dividends and distributions (2,095,470 and 774,728 shares, respectively)	19,103,306	7,137,574
Cost of shares purchased (13,880,816 and 73,997,536 shares, respectively)	(126,421,162)	(680,113,269)

Net increase (decrease) in net assets from Fund share transactions	373,419,548	(395,489,610)

Total increase (decrease)	367,796,508	(412,323,362)

Net Assets:

Beginning of year	2,337,203,036	2,749,526,398

End of year	$2,704,999,544	$2,337,203,036

See Notes to Financial Statements.

Prudential Investment Portfolios 2    51

PGIM Core Short-Term Bond Fund

Financial Highlights

	Year Ended January 31,
	2023		2022		2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.17		$9.23		$9.21	$9.22	$9.28
Income (loss) from investment operations:
Net investment income (loss)	0.21		0.11		0.18	0.27	0.26
Net realized and unrealized gain (loss) on investment transactions	(0.01	)(b)	(0.09)		(0.03)	0.02	(0.04)
Total from investment operations	0.20		0.02		0.15	0.29	0.22
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.08)		(0.12)	(0.29)	(0.28)
Tax return of capital distributions	-		(0.00	)(c)	(0.01)	-	-
Distributions from net realized gains	-		-		-	(0.01)	-
Total dividends and distributions	(0.23)		(0.08)		(0.13)	(0.30)	(0.28)
Net asset value, end of year	$9.14		$9.17		$9.23	$9.21	$9.22
Total Return(d):	2.17%		0.24%		1.67%	3.16%	2.42%

Ratios/Supplemental Data:
Net assets, end of year (000)	$2,705,000		$2,337,203		$2,749,526	$2,711,895	$2,911,225
Average net assets (000)	$2,569,179		$2,704,291		$2,734,881	$2,860,307	$2,997,474
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.04%		0.04%		0.04%	0.04%	0.03%
Expenses before waivers and/or expense reimbursement	0.04%		0.04%		0.04%	0.04%	0.03%
Net investment income (loss)	2.26%		1.20%		1.92%	2.91%	2.76%
Portfolio turnover rate(f)	44%		26%		54%	43%	35%

(a)	Calculated based on average shares outstanding during the year.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Schedule of Investments

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 12.4%

CERTIFICATES OF DEPOSIT 9.6%
Bank of Montreal,
SOFR + 0.290%	4.590%(c)	02/28/23	90,000	$90,008,574
SOFR + 0.610%	4.910(c)	07/21/23	150,000	150,235,597
BNP Paribas SA, SOFR + 0.530%	4.830(c)	05/22/23	92,000	92,097,246
Canadian Imperial Bank of Commerce,
SOFR + 0.570% (Cap N/A, Floor 0.000%)	4.870(c)	07/10/23	100,000	100,187,236
SOFR + 0.810% (Cap N/A, Floor 0.000%)	5.110(c)	12/11/23	16,500	16,565,395
Cooperatieve Rabobank UA, SOFR + 0.650%	4.950(c)	07/07/23	87,000	87,144,865
Nordea Bank Abp,
SOFR + 0.540%	4.840(c)	05/25/23	115,000	115,130,869
SOFR + 0.710%	5.010(c)	07/20/23	160,000	160,339,413
Royal Bank of Canada,
SOFR + 0.730% (Cap N/A, Floor 0.000%)	5.030(c)	08/11/23	150,000	150,337,279
US Federal Funds Effective Rate + 0.690% (Cap N/A, Floor 0.000%)	5.020(c)	08/02/23	100,000	100,187,063
Skandinaviska Enskilda Banken AB, SOFR + 0.730%	5.030(c)	03/17/23	100,000	100,071,776
Svenska Handelsbanken,
SOFR + 0.250%	4.550(c)	02/24/23	120,000	120,008,700
SOFR + 0.510%	4.810(c)	03/28/23	55,000	55,028,691
SOFR + 0.540%	4.840(c)	06/01/23	230,000	230,206,768
SOFR + 0.700%	5.000(c)	03/15/23	84,000	84,054,912
Swedbank AB,
SOFR + 0.710%	5.010(c)	07/19/23	100,000	100,217,978
SOFR + 0.720%	5.020(c)	08/08/23	95,000	95,227,949
Toronto-Dominion Bank (The),
SOFR + 0.650%	4.310(c)	07/03/23	32,000	32,057,539
USOIS + 0.520%	4.850(c)	06/30/23	50,000	50,062,122
Westpac Banking Corp., SOFR + 0.500%	4.800(c)	03/30/23	70,000	70,036,311

TOTAL CERTIFICATES OF DEPOSIT (cost $1,996,500,000)				1,999,206,283

COMMERCIAL PAPER 0.9%
Bank of America Securities, Inc.,
144A, SOFR + 0.520%	4.300(c)	06/01/23	115,000	115,082,314
Federation Des Caisses Desjardins,
144A, SOFR + 0.600%	2.050(c)	06/23/23	38,000	38,052,902
Societe Generale SA,
144A, SOFR + 0.820%	4.300(c)	12/11/23	25,000	25,087,632

TOTAL COMMERCIAL PAPER (cost $178,000,000)				178,222,848

See Notes to Financial Statements.

Prudential Investment Portfolios 2    53

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS 1.4%

Auto Manufacturers 0.9%
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.750%	5.050%(c)	07/25/23	106,000	$106,224,201
Sr. Unsec’d. Notes, MTN, SOFR + 0.750% (Cap N/A, Floor 0.000%)	5.050(c)	12/11/23	67,500	67,673,073

				173,897,274

Banks 0.5%
Bank of America NA,
Series D005, SOFR + 0.750%	5.050(c)	01/08/24	111,000	111,107,534

TOTAL CORPORATE BONDS
(cost $284,500,000)				285,004,808

MUNICIPAL BONDS 0.5%

Arizona 0.2%
Maricopa County Industrial Development Authority, Taxable, Revenue Bonds, Series 2021 B-2	4.350(cc)	01/01/61	50,000	50,000,000

Illinois 0.1%
Illinois Finance Authority, Revenue Bonds	4.300(cc)	10/01/42	23,500	23,500,000

Texas 0.2%
Board of Regents of the University of Texas System, Taxable, Revenue Bonds, Sub-Series G-2	4.300(cc)	08/01/45	38,000	38,000,000

TOTAL MUNICIPAL BONDS (cost $111,500,000)				111,500,000

TOTAL LONG-TERM INVESTMENTS (cost $2,570,500,000)				2,573,933,939

SHORT-TERM INVESTMENTS 87.4%

CERTIFICATES OF DEPOSIT 14.9%
Banco Santander SA, SOFR + 0.640%	4.906(c)	06/05/23	86,000	86,081,733
Bank of America NA, SOFR + 0.510%	4.810(c)	03/15/23	50,000	50,016,648

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT (Continued)
Bank of Montreal,
SOFR + 0.250%	4.550%(c)	02/17/23	1,250	$1,250,053
SOFR + 0.780%	5.080(c)	11/10/23	225,000	225,798,421
Bank of Nova Scotia,
SOFR + 0.250%	4.550(c)	02/17/23	112,000	112,004,769
SOFR + 0.530%	4.830(c)	02/06/23	30,500	30,502,287
SOFR + 0.580%	4.880(c)	03/24/23	25,000	25,014,100
SOFR + 0.620%	4.920(c)	04/10/23	180,000	180,149,197
SOFR + 0.620% (Cap N/A, Floor 0.000%)	4.920(c)	05/12/23	90,500	90,609,313
SOFR + 0.720% (Cap N/A, Floor 0.000%)	5.020(c)	08/16/23	140,000	140,322,196
BNP Paribas Fortis SA	5.190	12/15/23	40,000	39,963,120
BNP Paribas Fortis SA, SOFR + 0.700%	5.000(c)	04/28/23	115,000	115,140,827
BNP Paribas SA	5.190	12/15/23	50,000	49,953,900
BNP Paribas SA	5.200	12/01/23	30,500	30,496,114
BNP Paribas SA, SOFR + 0.250%	4.550(c)	02/22/23	65,000	65,004,197
Citibank NA,
SOFR + 0.600% (Cap N/A, Floor 0.000%)	4.900(c)	09/22/23	144,000	144,231,445
SOFR + 0.700% (Cap N/A, Floor 0.000%)	5.000(c)	12/13/23	29,000	29,068,566
Citibank NA	3.550	02/06/23	79,500	79,486,481
Citibank NA	3.600	02/10/23	75,000	74,979,348
Cooperatieve Rabobank UA, SOFR + 0.530%	4.830(c)	02/06/23	18,000	18,001,347
Credit Agricole Corporate & Investment Bank	4.340	02/03/23	75,000	74,999,868
Mitsubishi UFJ Trust and Banking Corp.	4.360	02/03/23	64,000	63,999,844
Mitsubishi UFJ Trust and Banking Corp.	4.500	02/07/23	3,000	3,000,006
Mizuho Bank Ltd., SOFR + 0.810%	5.110(c)	11/30/23	56,000	56,195,087
MUFG Bank Ltd., SOFR + 0.420%	4.720(c)	04/12/23	123,700	123,746,533
Natixis SA, SOFR + 0.500%	4.800(c)	02/01/23	114,000	114,001,401
Nordea Bank Abp, SOFR + 0.550%	4.850(c)	02/21/23	35,000	35,008,215
Royal Bank of Canada,
SOFR + 0.500% (Cap N/A, Floor 0.000%)	4.800(c)	07/17/23	10,000	10,008,524
SOFR + 0.670% (Cap N/A, Floor 0.000%)	4.970(c)	07/07/23	10,000	10,015,531
SOFR + 0.700% (Cap N/A, Floor 0.000%)	5.000(c)	10/06/23	140,000	140,399,393
State Street Bank & Trust Co.	4.300	03/27/23	40,000	39,985,031
State Street Bank & Trust Co., SOFR + 0.300%	4.600(c)	03/27/23	15,000	15,001,502
Sumitomo Mitsui Banking Corp., SOFR + 0.850%	5.150(c)	11/30/23	60,000	60,228,790
Texas Public Finance Auth.	4.500	02/08/23	20,000	20,007,426
Toronto-Dominion Bank (The),
SOFR + 0.250%	0.300(c)	02/09/23	35,000	35,001,104
SOFR + 0.750%	5.050(c)	07/26/23	115,000	115,251,694
Truist Bank	4.350	02/01/23	30,000	29,999,992

See Notes to Financial Statements.

Prudential Investment Portfolios 2    55

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT (Continued)
Truist Bank	4.500%	02/07/23	57,000	$57,000,443
Truist Bank	4.680	03/31/23	113,000	112,988,804
Truist Bank	4.700	03/31/23	120,000	119,992,009
Truist Bank	4.820	05/01/23	78,000	78,000,000
Truist Bank	4.880	05/31/23	80,000	79,997,376
Truist Bank	5.130	10/31/23	115,000	115,113,157

TOTAL CERTIFICATES OF DEPOSIT
(cost $3,094,959,485)				3,098,015,792

COMMERCIAL PAPER 25.6%
Archer Daniels Midland Co.,
144A	4.314(n)	02/02/23	14,500	14,496,513
Australia & New Zealand Banking Group Ltd.,
144A	5.203(n)	07/06/23	68,000	66,626,264
144A, SOFR + 0.280%	4.580(c)	02/24/23	61,000	61,004,296
Bank of America Securities, Inc.,
144A, SOFR + 0.500%	1.260(c)	03/09/23	61,000	61,020,475
144A, SOFR + 0.550%	4.300(c)	07/07/23	111,500	111,596,171
144A, SOFR + 0.600%	4.300(c)	03/03/23	97,000	97,036,403
144A, SOFR + 0.750%	4.300(c)	08/01/23	70,000	70,137,471
144A, SOFR + 0.850%	4.300(c)	10/18/23	37,000	37,109,940
Bank of Montreal,
144A, SOFR + 0.700%	5.000(c)	05/02/23	87,000	87,111,016
Bank of Nova Scotia,
144A, SOFR + 0.740%	4.300(c)	12/06/23	35,000	35,100,430
Banner Health	4.511(n)	03/01/23	12,500	12,453,801
BNP Paribas SA,
144A, SOFR + 0.720%	5.020(c)	08/04/23	120,000	120,276,575
BPCE SA,
144A	5.462(n)	12/15/23	42,000	40,133,128
CDP Financial, Inc.,
144A	4.450(n)	02/03/23	78,000	77,971,680
144A	4.614(n)	02/21/23	47,000	46,877,064
144A	4.767(n)	03/20/23	30,000	29,817,600
144A	5.005(n)	05/22/23	15,000	14,781,515
144A	5.139(n)	06/28/23	20,000	19,603,853
144A	5.143(n)	07/03/23	22,000	21,548,302
144A, SOFR + 0.600%	4.900(c)	04/20/23	100,000	100,092,062
144A, SOFR + 0.750%	5.050(c)	07/25/23	75,000	75,169,669
144A, SOFR + 0.780%	5.080(c)	11/03/23	36,500	36,616,282

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Citigroup Global Markets Inc.,
144A	3.030%(n)	06/06/23	70,000	$68,804,400
Citigroup Global Markets, Inc.,
144A, SOFR + 0.650%	4.950(c)	09/20/23	218,500	218,706,703
DNB Bank ASA,
144A, SOFR + 0.520%	4.820(c)	02/06/23	100,000	100,007,334
144A, SOFR + 0.550%	4.300(c)	03/23/23	100,000	100,054,400
Federation Des Caisses Desjardins,
144A	4.582(n)	02/03/23	167,000	166,938,808
144A	4.584(n)	02/06/23	22,000	21,983,595
144A	4.604(n)	03/10/23	10,000	9,951,962
144A	4.674(n)	03/22/23	4,500	4,471,394
144A	4.684(n)	03/14/23	75,500	75,098,693
144A	4.694(n)	03/15/23	30,500	30,333,986
144A	4.724(n)	04/18/23	16,500	16,335,894
144A	4.752(n)	04/12/23	20,000	19,817,136
144A, SOFR + 0.510%	4.810(c)	03/17/23	141,000	141,072,519
Goldman Sachs International,
144A, SOFR + 0.620%	4.920(c)	06/23/23	54,500	54,560,437
144A, SOFR + 0.650%	4.950(c)	03/24/23	135,000	135,089,641
Hydro-Quebec,
144A	4.337(n)	02/06/23	25,000	24,981,725
John Deere Ltd.,
144A	4.381(n)	02/03/23	90,000	89,967,352
144A	4.445(n)	02/13/23	25,000	24,959,727
JPMorgan Securities LLC,
SOFR + 0.380%	4.300(c)	02/27/23	53,000	53,008,901
144A	5.310	01/25/24	120,000	120,094,126
144A, SOFR + 0.560%	4.300(c)	05/25/23	95,000	95,082,634
LVMH Moet Hennessy Louis Vuitton SE,
144A	4.450(n)	02/10/23	30,000	29,962,375
144A	4.452(n)	02/08/23	53,000	52,946,858
Mitsubishi Corp.,
144A	4.492(n)	02/02/23	65,000	64,984,252
144A	4.504(n)	02/01/23	13,000	12,998,434
144A	4.533(n)	02/06/23	35,000	34,973,960
144A	4.542(n)	02/07/23	32,000	31,972,062
144A	4.657(n)	02/27/23	80,000	79,728,140
National Securities Clearing Corp.,
144A	4.425(n)	02/13/23	70,000	69,887,008
144A	4.444(n)	02/15/23	72,000	71,865,780
144A	4.723(n)	04/21/23	75,500	74,720,336

See Notes to Financial Statements.

Prudential Investment Portfolios 2    57

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
National Securities Clearing Corp., (cont’d.)
144A	4.735%(n)	04/19/23	50,000	$49,497,116
Natixis SA	5.495(n)	09/01/23	4,500	4,368,526
OMERS Finance Trust,
144A	4.381(n)	02/02/23	20,000	19,995,177
Ontario Teachers’ Finance Trust,
144A	5.097(n)	06/01/23	53,000	52,143,152
144A	5.101(n)	06/13/23	25,000	24,552,972
144A	5.236(n)	05/04/23	36,000	35,560,203
Province of Alberta,
144ALIBOR	4.354(n)	02/01/23	60,000	59,992,843
144A	4.387(n)	02/06/23	40,000	39,970,560
144A	4.516(n)	02/16/23	50,000	49,900,978
Province of British Columbia	4.428(n)	02/06/23	20,000	19,985,280
PSP Capital, Inc.,
144A	4.419(n)	02/08/23	50,000	49,950,422
144A	4.671(n)	04/03/23	7,500	7,440,674
Royal Bank of Canada,
144A, SOFR + 0.350%	4.300(c)	02/28/23	50,000	50,007,145
Sentara Healthcare	4.550	03/09/23	10,000	10,000,524
Skandinaviska Enskilda Banken AB,
144A, SOFR + 0.610%	4.910(c)	04/20/23	135,000	135,139,011
ST Engineering North America, Inc.,
144A	4.427(n)	02/13/23	79,000	78,873,023
State of the Netherlands,
144A	4.338(n)	02/01/23	103,000	102,987,714
144A	4.705(n)	04/24/23	177,000	175,118,327
144A	4.735(n)	04/26/23	80,000	79,128,655
STE Transcore Holdings, Inc.,
144A	4.358(n)	02/02/23	25,000	24,993,807
Swedbank AB, SOFR + 0.670%	4.300(c)	06/30/23	75,000	75,139,013
Texas A&M University	4.530	03/09/23	9,000	8,999,904
Texas A&M University	4.550	03/09/23	12,000	12,011,064
Texas A&M University	4.550	03/09/23	14,000	14,001,505
Texas A&M University	4.570	03/09/23	12,000	12,000,629
Texas Public Finance Auth.	4.500	02/09/23	43,000	43,014,151
TotalEnergies Capital Canada Ltd.,
144A	4.337(n)	02/02/23	141,500	141,465,954
144A	4.339(n)	02/03/23	135,000	134,950,984
Toyota Credit Canada, Inc.	3.819(n)	02/06/23	50,000	49,962,666
Toyota Credit Canada, Inc., SOFR + 0.750%	4.300(c)	07/18/23	50,000	50,101,060

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Toyota Industries Commercial Finance, Inc.,
144A	4.398%(n)	02/03/23	10,000	$9,996,375
Toyota Motor Credit Corp., SOFR + 0.370%	4.300(c)	03/07/23	35,000	35,007,806
UBS AG,
144A, SOFR + 0.310%	4.300(c)	02/17/23	50,000	50,002,971
Unilever Finance Netherlands BV,
144A	4.725(n)	04/27/23	67,000	66,260,224
University of Texas System	4.550	02/24/23	8,000	8,000,259
Westpac Banking Corp.,
144A	5.237(n)	07/07/23	15,000	14,687,897
144A, SOFR + 0.500%	4.800(c)	03/23/23	50,000	50,022,157
144A, SOFR + 0.650%	4.950(c)	04/28/23	125,000	125,138,079
Yale University	4.407(n)	02/07/23	25,000	24,978,368

TOTAL COMMERCIAL PAPER
(cost $5,325,205,339)				5,327,288,257

CORPORATE BONDS 0.2%

Auto Manufacturers
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.200%	4.500(c)	02/13/23	24,000	23,998,979
Sr. Unsec’d. Notes, MTN, SOFR + 0.320%	4.644(c)	04/06/23	10,000	10,000,957

TOTAL CORPORATE BONDS
(cost $33,998,388)				33,999,936

REPURCHASE AGREEMENTS 31.0%
AMH,
4.305%, dated 01/25/23, due 02/01/23 in the amount of $200,167,417 collateralized by FHLB (coupon rates 1.060%-5.110%, maturity dates 10/21/26-08/15/42), FHLMC (coupon rates 0.000%-5.500%, maturity dates 12/01/29-01/01/53), FNMA (coupon rates 2.000%-6.500%, maturity dates 05/15/29-01/01/53), TVA (coupon rates 4.250%-5.375%, maturity dates 07/15/33-09/15/60) and U.S. Treasury Securities (coupon rate 2.000%, maturity date 01/15/26) with the aggregate value, including accrued interest, of $204,170,766.			200,000	200,000,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2    59

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2023

Description	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
AMH, (cont’d.)
4.485%, dated 01/31/23, due 02/07/23 in the amount of $225,196,219 collateralized by FFCSB (coupon rates 1.230%-4.900%, maturity dates 09/10/29-06/29/32), FHLB (coupon rate 2.450%, maturity date 07/25/34), FHLMC (coupon rates 2.000%-5.500%, maturity dates01/27/28-12/01/52) and FNMA (coupon rates 0.000%-6.250%, maturity dates 05/01/26-01/01/53) with the aggregate value, including accrued interest, of $229,700,143.	225,000	$225,000,000
4.3%, dated 01/31/23, due 02/01/23 in the amount of $500,059,722 collateralized by FFCSB (coupon rates 1.100%-6.000%, maturity dates 08/10/29-01/25/38), FHLB (coupon rate 1.640%, maturity date 05/07/35), FHLMC (coupon rates 2.500%-6.750%, maturity dates 10/28/25-02/01/53), FNMA (coupon rates 0.875%-6.250%, maturity dates 05/15/29-01/01/53), TVA (coupon rates 0.000%-5.880%, maturity dates 09/15/31-06/15/38) and U.S. Treasury Securities (coupon rates 0.625%-2.250%, maturity dates 08/15/25-05/15/30) with the aggregate value, including accrued interest, of $510,060,998.	500,000	500,000,000
BOS,
4.3%, dated 01/31/23, due 02/01/23 in the amount of $90,010,750 collateralized by GNMA (coupon rates 3.000%-5.000%, maturity dates 01/20/48-08/20/51) with the aggregate value, including accrued interest, of $91,800,000.	90,000	90,000,000

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2023

Description	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
CF,
4.3%, dated 01/31/23, due 02/01/23 in the amount of $500,059,722 collateralized by FHLMC (coupon rates 2.000%-6.000%, maturity dates 02/01/26-01/01/53), FNMA (coupon rates 0.000%-6.500%, maturity dates 02/01/24-01/01/53), GNMA (coupon rates 3.000%-3.500%,maturity dates 11/15/47-03/20/50) and U.S. Treasury Securities (coupon rates 0.000%-6.500%, maturity dates 02/28/23-11/15/52) with the aggregate value, including accrued interest, of $510,060,924.	500,000	$500,000,000
4.3%, dated 01/31/23, due 02/01/23 in the amount of $750,089,583 collateralized by FHLMC (coupon rates 0.000%-6.000%, maturity dates 03/15/31-02/01/53), FNMA (coupon rates 0.000%-6.000%, maturity dates 06/01/24-03/01/57), GNMA (coupon rates 2.500%-6.571%,maturity dates 01/15/41-08/20/72) and U.S. Treasury Securities (coupon rates 0.000%-6.500%, maturity dates 02/15/23-11/15/52) with the aggregate value, including accrued interest, of $765,091,407.	750,000	750,000,000
CIBC,
4.3%, dated 12/15/22, due 02/02/23 in the amount of $201,170,556 collateralized by U.S. Treasury Securities (coupon rates 0.125%-3.500%, maturity dates 01/15/24-11/15/50) with the aggregate value, including accrued interest, of $205,169,607.	200,000	200,000,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2    61

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2023

Description	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
CNRP,
4.3%, dated 01/31/23, due 02/01/23 in the amount of $250,029,861 collateralized by FFCSB (coupon rates 3.490%-3.560%, maturity dates 04/02/40-11/30/43), FHLB (coupon rates 1.000%-5.625%, maturity dates 12/14/29-12/09/39), FHLMC (coupon rates 2.000%-6.250%, maturity dates 01/01/28-11/01/52), FNMA (coupon rates 0.875%-7.000%, maturity dates 05/01/23-02/01/57), GNMA (coupon rates 2.500%-8.000%, maturity dates 11/15/23-06/20/69) and TVA (coupon rates 0.000%-5.500%, maturity dates 12/15/29-09/15/65) with the aggregate value, including accrued interest, of $255,030,458.	250,000	$250,000,000
GS,
4.3%, dated 01/25/23, due 02/01/23 in the amount of $250,209,028 collateralized by FHLMC (coupon rates 1.500%-5.500%, maturity dates 05/01/28-08/01/52), FNMA (coupon rates 2.000%-7.500%, maturity dates 06/01/31-12/01/52) and U.S. Treasury Securities (coupon rate 0.000%, maturity date 03/09/23) with the aggregate value, including accrued interest, of $255,182,750.	250,000	250,000,000
ING,
4.31%, dated 12/15/22, due 02/02/23 in the amount of $226,319,938 collateralized by FHLMC (coupon rates 2.387%-6.000%, maturity dates 03/01/38-02/01/53), FNMA (coupon rates 2.000%-6.500%, maturity dates 02/01/27-05/01/58) and GNMA (coupon rates 3.500%-5.000%, maturity dates 01/20/49-01/20/52) with the aggregate value, including accrued interest, of $229,500,000.	225,000	225,000,000

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2023

Description	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
ING, (cont’d.)
4.31%, dated 12/15/22, due 02/03/23 in the amount of $251,496,528 collateralized by FHLMC (coupon rates 2.000%-6.000%, maturity dates 09/01/28-01/01/53), FNMA (coupon rates 2.000%-5.000%, maturity dates 02/01/41-09/01/52) and GNMA (coupon rates 5.000%-5.500%, maturity dates 01/20/49-09/20/52) with the aggregate value, including accrued interest, of $255,000,000.	250,000	$ 250,000,000
4.31%, dated 12/16/22, due 02/02/23 in the amount of $276,580,333 collateralized by FHLMC (coupon rates 2.387%-5.500%, maturity dates 07/01/36-11/01/52), FNMA (coupon rates 2.000%-6.500%, maturity dates 05/01/29-05/01/58) and GNMA (coupon rate 5.000%, maturity date 01/20/49) with the aggregate value, including accrued interest, of $280,500,000.	275,000	275,000,000
4.35%, dated 01/06/23, due 02/07/23 in the amount of $75,290,000 collateralized by FHLMC (coupon rates 2.500%-5.500%, maturity dates 09/01/43-01/01/53), FNMA (coupon rates 2.000%-4.500%, maturity dates 06/01/33-01/01/53) and GNMA (coupon rate 3.500%, maturity date 10/20/51) with the aggregate value, including accrued interest, of $76,500,001.	75,000	75,000,000
4.31%, dated 01/09/23, due 02/02/23 in the amount of $100,287,333 collateralized by FHLMC (coupon rates 2.000%-5.500%, maturity dates 07/01/36-11/01/52), FNMA (coupon rates 2.000%-6.500%, maturity dates 06/01/33-09/01/57) and GNMA (coupon rate 3.500%, maturity dates 10/20/51-01/20/52) with the aggregate value, including accrued interest, of $102,000,001.	100,000	100,000,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2    63

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2023

Description	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
ING, (cont’d.)
4.35%, dated 01/09/23, due 02/07/23 in the amount of $35,122,646 collateralized by FHLMC (coupon rates 2.000%-5.500%, maturity dates 09/01/29-01/01/53), FNMA (coupon rates 2.500%-5.000%, maturity dates 06/01/36-01/01/53) and GNMA (coupon rate 5.000%, maturity date 01/20/49) with the aggregate value, including accrued interest, of $35,700,000.	35,000	$ 35,000,000
NORP,
4.3%, dated 01/31/23, due 02/01/23 in the amount of $450,053,750 collateralized by FHLMC (coupon rates 2.000%-6.500%, maturity dates 06/01/23-12/01/52), FNMA (coupon rates 2.000%-7.000%, maturity dates 08/01/24-01/01/58) and GNMA (coupon rates 2.000%-7.000%, maturity dates 04/15/24-04/20/60) with the aggregate value, including accrued interest, of $459,056,323.	450,000	450,000,000
NTC,
4.3%, dated 01/31/23, due 02/01/23 in the amount of $186,417,264 collateralized by U.S. Treasury Securities (coupon rates 0.000%-1.500%, maturity dates 02/28/23-07/27/23) with the aggregate value, including accrued interest, of $190,123,441.	186,395	186,395,000
NWS,
4.3%, dated 01/25/23, due 02/01/23 in the amount of $225,188,125 collateralized by U.S. Treasury Securities (coupon rates 0.250%-4.250%, maturity dates 12/31/24-02/15/29) with the aggregate value, including accrued interest, of $229,691,961.	225,000	225,000,000
4.31%, dated 01/25/23, due 02/01/23 in the amount of $225,188,563 collateralized by U.S. Treasury Securities (coupon rates 0.500%-3.500%, maturity dates 03/31/25-11/15/31) with the aggregate value, including accrued interest, of $229,692,419.	225,000	225,000,000

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2023

Description	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
RBD,
4.3%, dated 01/31/23, due 02/01/23 in the amount of $500,059,722 collateralized by FHLMC (coupon rates 3.000%-4.500%, maturity dates 11/01/40-09/01/49), FNMA (coupon rates 1.875%-4.500%, maturity dates 09/24/26-03/01/52), GNMA (coupon rates 2.000%-5.000%,maturity dates 11/20/41-12/20/52) and U.S. Treasury Securities (coupon rates 0.250%-3.125%, maturity dates 01/15/25-02/15/51) with the aggregate value, including accrued interest, of $510,000,014.	500,000	$500,000,000
SAN,
4.305%, dated 01/31/23, due 02/01/23 in the amount of $58,146,953 collateralized by FHLMC (coupon rate 4.500%, maturity date 11/01/52) with the aggregate value, including accrued interest, of $59,309,892.	58,140	58,140,000
SSB,
4.3%, dated 01/31/23, due 02/01/23 in the amount of $400,047,778 collateralized by U.S. Treasury Securities (coupon rate 0.625%, maturity date 01/15/24) with the aggregate value, including accrued interest, of $408,115,053.	400,000	400,000,000
TDM,
4.3%, dated 01/31/23, due 02/01/23 in the amount of $90,010,750 collateralized by FHLMC (coupon rates 0.125%-6.750%, maturity dates 04/20/23-07/15/32) and FNMA (coupon rates 0.250%-7.250%, maturity dates 05/22/23-11/15/30) with the aggregate value, including accrued interest, of $91,800,825.	90,000	90,000,000
WFS,
4.31%, dated 01/31/23, due 02/01/23 in the amount of $400,047,889 collateralized by FNMA (coupon rates 1.500%-7.000%, maturity dates 11/01/23-02/01/53) with the aggregate value, including accrued interest, of $408,048,847.	400,000	400,000,000

TOTAL REPURCHASE AGREEMENTS
(cost $6,459,535,000)		6,459,535,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2    65

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

TIME DEPOSITS 0.2%
ABN AMRO Bank NV	4.330%	02/02/23	18,000	$18,000,000
ABN AMRO Bank NV	4.510	02/07/23	25,000	25,000,000

TOTAL TIME DEPOSITS (cost $43,000,000)				43,000,000

U.S. GOVERNMENT AGENCY OBLIGATIONS 14.3%
Federal Farm Credit Bank, SOFR + 0.015% (Cap N/A, Floor 0.000%)	4.315(c)	05/02/23	50,000	50,002,186
Federal Home Loan Bank,
SOFR + 0.030% (Cap N/A, Floor 0.000%)	4.330(c)	04/24/23	111,000	110,989,505
SOFR + 0.040% (Cap N/A, Floor 0.000%)	4.340(c)	05/03/23	100,000	100,000,814
SOFR + 0.040% (Cap N/A, Floor 0.000%)	4.340(c)	05/25/23	131,000	130,997,599
SOFR + 0.050% (Cap N/A, Floor 0.000%)	4.350(c)	02/08/23	61,000	60,999,905
SOFR + 0.050% (Cap N/A, Floor 0.000%)	4.350(c)	03/03/23	212,000	212,001,251
SOFR + 0.050% (Cap N/A, Floor 0.000%)	4.350(c)	06/27/23	137,000	136,998,770
SOFR + 0.055% (Cap N/A, Floor 0.000%)	4.355(c)	03/02/23	33,000	32,993,259
SOFR + 0.060% (Cap N/A, Floor 0.000%)	4.360(c)	04/10/23	133,000	133,006,787
SOFR + 0.060% (Cap N/A, Floor 0.000%)	4.360(c)	04/17/23	218,000	217,903,223
SOFR + 0.060% (Cap N/A, Floor 0.000%)	4.360(c)	04/18/23	213,000	213,013,253
SOFR + 0.060% (Cap N/A, Floor 0.000%)	4.360(c)	06/06/23	100,000	100,004,187
SOFR + 0.060% (Cap N/A, Floor 0.000%)	4.360(c)	08/01/23	125,000	124,968,880
SOFR + 0.065% (Cap N/A, Floor 0.000%)	4.365(c)	05/08/23	195,000	195,012,817
SOFR + 0.070% (Cap N/A, Floor 0.000%)	4.370(c)	05/17/23	190,000	190,015,019
SOFR + 0.090% (Cap N/A, Floor 0.000%)	4.390(c)	05/23/23	116,000	116,016,127
SOFR + 0.090% (Cap N/A, Floor 0.000%)	4.390(c)	08/16/23	209,000	209,032,663
SOFR + 0.100% (Cap N/A, Floor 0.000%)	4.400(c)	09/21/23	205,000	205,042,790
Federal Home Loan Bank	4.350(n)	02/17/23	437,128	436,256,987

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $2,975,288,553)				2,975,256,022

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION(n) 1.2%
U.S. Treasury Bills (cost $247,161,140)	4.526%	02/28/23	248,000	$247,173,230

TOTAL SHORT-TERM INVESTMENTS (cost $18,179,147,905)				18,184,268,237

TOTAL INVESTMENTS 99.8% (cost $20,749,647,905)				20,758,202,176
Other assets in excess of liabilities 0.2%				48,071,017

NET ASSETS 100.0%				$20,806,273,193

Below is a list of the abbreviation(s) used in the annual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2023.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(n)	Rate shown reflects yield to maturity at purchased date.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Certificates of Deposit	$—	$1,999,206,283	$—
Commercial Paper	—	178,222,848	—
Corporate Bonds	—	285,004,808	—
Municipal Bonds	—	111,500,000	—

See Notes to Financial Statements.

Prudential Investment Portfolios 2    67

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2023

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Short-Term Investments
Certificates of Deposit	$—	$3,098,015,792	$—
Commercial Paper	—	5,327,288,257	—
Corporate Bonds	—	33,999,936	—
Repurchase Agreements	—	6,459,535,000	—
Time Deposits	—	43,000,000	—
U.S. Government Agency Obligations	—	2,975,256,022	—
U.S. Treasury Obligation	—	247,173,230	—

Total	$—	$20,758,202,176	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2023 were as follows:

Repurchase Agreements	31.0%
Commercial Paper	26.5
Certificates of Deposit	24.5
U.S. Government Agency Obligations	14.3
Corporate Bonds	1.6
U.S. Treasury Obligation	1.2
Municipal Bonds	0.5

Time Deposits	0.2%

99.8
Other assets in excess of liabilities	0.2

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2023

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreements	AMH	$925,000,000	$(925,000,000)	$—
Repurchase Agreement	BOS	90,000,000	(90,000,000)	—
Repurchase Agreements	CF	1,250,000,000	(1,250,000,000)	—
Repurchase Agreement	CIBC	200,000,000	(200,000,000)	—
Repurchase Agreement	CNRP	250,000,000	(250,000,000)	—
Repurchase Agreement	GS	250,000,000	(250,000,000)	—
Repurchase Agreements	ING	960,000,000	(960,000,000)	—
Repurchase Agreement	NORP	450,000,000	(450,000,000)	—
Repurchase Agreement	NTC	186,395,000	(186,395,000)	—
Repurchase Agreements	NWS	450,000,000	(450,000,000)	—
Repurchase Agreement	RBD	500,000,000	(500,000,000)	—
Repurchase Agreement	SAN	58,140,000	(58,140,000)	—
Repurchase Agreement	SSB	400,000,000	(400,000,000)	—
Repurchase Agreement	TDM	90,000,000	(90,000,000)	—
Repurchase Agreement	WFS	400,000,000	(400,000,000)	—

		$6,459,535,000

(1)  Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Prudential Investment Portfolios 2    69

PGIM Core Ultra Short Bond Fund

Statement of Assets & Liabilities

as of January 31, 2023

Assets
Investments at value:
Unaffiliated investments (cost $14,290,112,905)	$14,298,667,176
Repurchase Agreements (cost $6,459,535,000)	6,459,535,000
Cash	935
Interest receivable	48,297,362
Prepaid expenses	37,977

Total Assets	20,806,538,450

Liabilities
Custodian and accounting fees payable	115,213
Management fee payable	87,433
Audit fee payable	25,001
Affiliated transfer agent fee payable	16,667
Accrued expenses and other liabilities	10,729
Professional fees payable	5,607
Shareholder report fees payable	3,600
Trustees’ fees payable	800
Dividends payable	207

Total Liabilities	265,257

Net Assets	$20,806,273,193

Net assets were comprised of:
Paid-in capital	$20,797,723,937
Total distributable earnings (loss)	8,549,256

Net assets, January 31, 2023	$20,806,273,193

Net asset value and redemption price per share
($20,806,273,193 ÷ 20,798,513,176 shares of beneficial interest issued and outstanding)	$1.00

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Statement of Operations

Year Ended January 31, 2023

Net Investment Income (Loss)
Interest income	$482,975,532

Expenses
Management fee	1,029,553
Custodian and accounting fees	551,533
Transfer agent’s fees and expenses (including affiliated expense of $ 100,000)	100,937
Audit fee	25,000
Professional fees	20,551
Shareholders’ reports	11,256
Trustees’ fees	9,600
Miscellaneous	81,036

Total expenses	1,829,466

Net investment income (loss)	481,146,066

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	1,614,189
Net change in unrealized appreciation (depreciation) on investments	11,250,063

Net gain (loss) on investment transactions	12,864,252

Net Increase (Decrease) In Net Assets Resulting From Operations	$494,010,318

See Notes to Financial Statements.

Prudential Investment Portfolios 2    71

PGIM Core Ultra Short Bond Fund

Statements of Changes in Net Assets

	Year Ended January 31,

	2023	2022

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$481,146,066	$38,389,378
Net realized gain (loss) on investment transactions	1,614,189	241,320
Net change in unrealized appreciation (depreciation) on investments	11,250,063	(6,026,082)

Net increase (decrease) in net assets resulting from operations	494,010,318	32,604,616

Dividends and Distributions
Distributions from distributable earnings	(484,618,585)	(39,976,773)

Fund share transactions
Net proceeds from shares sold (147,040,516,780 and 185,299,449,087 shares, respectively)	147,040,516,797	185,299,447,230
Net asset value of shares issued in reinvestment of dividends and distributions (483,202,961 and 39,660,742 shares, respectively)	483,202,961	39,660,742
Cost of shares purchased (150,089,382,477 and 192,934,824,532 shares, respectively)	(150,089,382,477)	(192,934,824,533)

Net increase (decrease) in net assets from Fund share transactions	(2,565,662,719)	(7,595,716,561)

Total increase (decrease)	(2,556,270,986)	(7,603,088,718)

Net Assets:
Beginning of year	23,362,544,179	30,965,632,897

End of year	$20,806,273,193	$23,362,544,179

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Financial Highlights

	Year Ended January 31,
	2023	2022		2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$1.00	$1.00		$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.02	-(b	)	0.01	0.02	0.02
Net realized and unrealized gain (loss) on investment transactions	-(b )	-(b	)	-(b )	-(b )	-(b )
Total from investment operations	0.02	-(b	)	0.01	0.02	0.02
Less Dividends and Distributions:
Dividends from net investment income	(0.02)	-(b	)	(0.01)	(0.02)	(0.02)
Distributions from net realized gains	-(b )	-		-	-	-
Total dividends and distributions	(0.02)	-		(0.01)	(0.02)	(0.02)
Net asset value, end of year	$1.00	$1.00		$1.00	$1.00	$1.00
Total Return(c):	2.20%	0.13%		0.65%	2.38%	2.17%

Ratios/Supplemental Data:
Net assets, end of year (000)	$20,806,273	$23,362,544		$30,965,633	$20,215,337	$20,975,373
Average net assets (000)	$23,381,342	$31,545,754		$28,757,423	$20,937,015	$21,560,540
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.01%	-%(b	)	0.01%	0.01%	0.01%
Expenses before waivers and/or expense reimbursement	0.01%	-%(b	)	0.01%	0.01%	0.01%
Net investment income (loss)	2.06%	0.12%		0.59%	2.35%	2.14%
Portfolio turnover rate(d)	90%	72%		114%	61%	94%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	The Portfolio turnover rate calculation, if any includes floating rate daily demand notes.

See Notes to Financial Statements.

Prudential Investment Portfolios 2    73

PGIM Institutional Money Market Fund

Schedule of Investments

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SHORT-TERM INVESTMENTS 99.8%

CERTIFICATES OF DEPOSIT 29.7%
Banco Santander SA (Spain), SOFR + 0.640%	4.940%(c)	06/05/23	62,000	$62,058,924
Bank of America NA, SOFR + 0.510%	4.810(c)	03/15/23	40,000	40,013,319
Bank of Montreal (Canada),
SOFR + 0.250%	4.550(c)	02/17/23	3,000	3,000,127
SOFR + 0.290%	4.590(c)	02/28/23	83,000	83,007,907
SOFR + 0.610%	4.910(c)	07/21/23	128,000	128,201,043
SOFR + 0.800%	5.100(c)	11/07/23	49,250	49,430,215
Bank of Nova Scotia (Canada),
SOFR + 0.250%	4.550(c)	02/17/23	47,000	47,002,001
SOFR + 0.530%	4.830(c)	02/06/23	50,000	50,003,750
SOFR + 0.620%	4.920(c)	04/10/23	90,000	90,074,598
SOFR + 0.620% (Cap N/A, Floor 0.000%)	4.920(c)	05/12/23	30,000	30,036,236
SOFR + 0.720% (Cap N/A, Floor 0.000%)	5.020(c)	08/16/23	9,000	9,020,713
BNP Paribas Fortis SA	5.190	12/15/23	60,000	59,982,513
BNP Paribas Fortis SA, SOFR + 0.700%	5.000(c)	04/28/23	30,000	30,036,737
BNP Paribas SA (France),
SOFR + 0.250%	4.550(c)	02/22/23	80,000	80,005,166
SOFR + 0.530%	4.830(c)	05/22/23	100,500	100,606,231
BNP Paribas SA	5.190	12/15/23	46,500	46,486,448
BNP Paribas SA	5.200	12/01/23	25,500	25,496,751
Canadian Imperial Bank of Commerce (Canada),
SOFR + 0.570% (Cap N/A, Floor 0.000%)	4.870(c)	07/10/23	100,000	100,187,236
SOFR + 0.810% (Cap N/A, Floor 0.000%)	5.110(c)	12/11/23	158,500	159,128,186
Citibank NA,
SOFR + 0.600% (Cap N/A, Floor 0.000%)	4.900(c)	09/22/23	50,000	50,080,363
SOFR + 0.700% (Cap N/A, Floor 0.000%)	5.000(c)	12/13/23	15,000	15,035,465
Citibank NA	3.550	02/06/23	160,000	159,972,792
Citibank NA	3.600	02/10/23	29,000	28,992,015
Cooperatieve Rabobank UA (Netherlands),
SOFR + 0.530%	4.830(c)	02/06/23	37,000	37,002,768
SOFR + 0.650%	4.950(c)	07/07/23	103,000	103,171,506
Credit Agricole Corporate & Investment Bank	4.310	02/01/23	102,000	101,999,983
Credit Agricole Corporate & Investment Bank	4.340	02/03/23	140,000	139,999,754
Credit Agricole Corporate & Investment Bank	4.490	02/07/23	155,000	155,001,204
Credit Industriel et Commercial (France),
SOFR + 0.520%	4.820(c)	03/16/23	155,000	155,069,376
Goldman Sachs Bank USA,
SOFR + 0.280%	4.590(c)	02/03/23	85,000	85,001,519

See Notes to Financial Statements.

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT (Continued)
Mitsubishi UFJ Trust and Banking Corp.	4.320%	02/02/23	100,000	$99,999,758
Mitsubishi UFJ Trust and Banking Corp.	4.360	02/03/23	150,000	149,999,636
Mitsubishi UFJ Trust and Banking Corp.	4.500	02/07/23	80,000	80,000,155
Mizuho Bank Ltd.	4.790	03/10/23	10,000	10,002,015
Mizuho Bank Ltd.,
SOFR + 0.810%	5.110(c)	11/30/23	40,000	40,139,348
MUFG Bank Ltd. (Japan),
SOFR + 0.420%	4.720(c)	04/12/23	100,000	100,037,618
SOFR + 0.560% (Cap N/A, Floor 0.000%)	4.860(c)	02/02/23	103,000	103,002,542
Natixis SA (France),
SOFR + 0.500%	4.800(c)	02/01/23	68,000	68,000,836
SOFR + 0.600%	4.900(c)	02/22/23	160,000	160,044,424
Nordea Bank Abp (Finland),
SOFR + 0.540%	4.840(c)	05/25/23	110,000	110,125,179
SOFR + 0.540%	4.840(c)	05/26/23	169,000	169,193,279
SOFR + 0.550%	4.850(c)	02/21/23	10,000	10,002,347
SOFR + 0.710%	5.010(c)	07/20/23	25,000	25,053,033
Royal Bank of Canada (Canada),
SOFR + 0.500% (Cap N/A, Floor 0.000%)	4.800(c)	07/17/23	10,000	10,008,524
SOFR + 0.560% (Cap N/A, Floor 0.000%)	4.860(c)	06/13/23	85,000	85,084,181
SOFR + 0.560% (Cap N/A, Floor 0.000%)	4.860(c)	07/07/23	40,000	40,044,453
SOFR + 0.670% (Cap N/A, Floor 0.000%)	4.970(c)	07/07/23	8,000	8,012,425
SOFR + 0.700% (Cap N/A, Floor 0.000%)	5.000(c)	10/06/23	80,000	80,228,225
SOFR + 0.730% (Cap N/A, Floor 0.000%)	5.030(c)	08/11/23	42,000	42,094,438
US Federal Funds Effective Rate + 0.690% (Cap N/A, Floor 0.000%)	5.020(c)	08/02/23	30,000	30,056,119
Skandinaviska Enskilda Banken AB (Sweden), SOFR + 0.730%	5.030(c)	03/17/23	70,000	70,050,243
State Street Bank & Trust Co.	4.300	03/27/23	40,000	39,985,031
State Street Bank & Trust Co., SOFR + 0.300%	4.600(c)	03/27/23	15,000	15,001,502
Sumitomo Mitsui Banking Corp. (Japan), SOFR + 0.850%	5.150(c)	11/30/23	40,000	40,152,526
Svenska Handelsbanken (Sweden),
SOFR + 0.250%	4.550(c)	02/24/23	90,000	90,006,525
SOFR + 0.510%	4.810(c)	03/28/23	50,000	50,026,083
SOFR + 0.540%	4.840(c)	06/01/23	70,000	70,062,929
SOFR + 0.700%	5.000(c)	03/15/23	50,000	50,032,686
Swedbank AB (Sweden),
SOFR + 0.710%	5.010(c)	07/19/23	85,000	85,185,281
SOFR + 0.720%	5.020(c)	08/08/23	48,000	48,115,174

See Notes to Financial Statements.

Prudential Investment Portfolios 2    75

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT (Continued)
Texas Public Finance Auth.	4.500%	02/08/23	26,300	$26,309,765
Toronto-Dominion Bank (The),
SOFR + 0.250%	4.550(c)	02/09/23	50,000	50,001,577
SOFR + 0.650%	4.950(c)	07/03/23	126,000	126,226,559
USOIS + 0.520%	4.850(c)	06/30/23	40,000	40,049,698
Truist Bank	4.350	02/01/23	95,000	94,999,974
Truist Bank	4.500	02/07/23	50,000	50,000,389
Truist Bank	4.680	03/31/23	85,000	84,991,578
Truist Bank	4.700	03/31/23	91,000	90,993,940
Truist Bank	4.820	05/01/23	10,500	10,500,000
Truist Bank	4.880	05/31/23	61,000	60,997,999
Truist Bank	5.130	10/31/23	100,000	100,098,397
Westpac Banking Corp. (Australia),
SOFR + 0.500%	4.800(c)	03/30/23	65,000	65,033,717
SOFR + 0.720%	5.020(c)	08/02/23	173,000	173,422,418

TOTAL CERTIFICATES OF DEPOSIT (cost $5,174,051,435)				5,178,477,372

COMMERCIAL PAPER 30.4%
Australia & New Zealand Banking Group Ltd. (Australia),
144A, SOFR + 0.280%	4.580(c)	02/24/23	100,000	100,007,042
144A, SOFR + 0.610%	4.910(c)	09/28/23	100,000	100,238,465
Bank of America Securities, Inc., 144A, SOFR + 0.500%	4.800(c)	03/09/23	37,000	37,012,419
144A, SOFR + 0.520%	4.831(c)	06/01/23	52,000	52,037,221
144A, SOFR + 0.550%	4.858(c)	07/07/23	37,000	37,031,913
144A, SOFR + 0.600%	4.900(c)	03/03/23	45,000	45,016,888
144A, SOFR + 0.750%	5.061(c)	08/01/23	80,000	80,157,110
144A, SOFR + 0.850%	5.157(c)	10/18/23	135,000	135,401,131
Bank of Montreal (Canada), 144A, SOFR + 0.700%	5.000(c)	05/02/23	172,000	172,219,481
Bank of Nova Scotia, 144A, SOFR + 0.740%	5.040(c)	12/06/23	50,000	50,143,471
Banner Health	4.511(n)	03/01/23	12,500	12,453,801
BNP Paribas SA (France), 144A, SOFR + 0.720%	5.020(c)	08/04/23	100,000	100,230,479
BPCE SA, 144A	5.462(n)	12/15/23	52,500	50,166,410

See Notes to Financial Statements.

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
CDP Financial, Inc. (Canada),
144A	4.450%(n)	02/03/23	19,000	$18,993,101
144A	4.767(n)	03/20/23	20,000	19,878,400
144A	5.005(n)	05/22/23	10,000	9,854,343
144A	5.139(n)	06/28/23	20,000	19,603,853
144A, SOFR + 0.600%	4.900(c)	04/20/23	88,000	88,081,015
144A, SOFR + 0.750%	5.050(c)	07/25/23	65,000	65,147,047
144A, SOFR + 0.780%	5.080(c)	11/03/23	36,000	36,114,690
Citigroup Global Markets Inc.,
144A	3.030(n)	06/06/23	50,000	49,146,000
Citigroup Global Markets, Inc.,
144A, SOFR + 0.650%	4.950(c)	09/20/23	70,000	70,066,221
DNB Bank ASA,
144A, SOFR + 0.520%	4.820(c)	02/06/23	22,000	22,001,613
144A, SOFR + 0.550%	4.850(c)	03/23/23	134,000	134,072,896
Federation Des Caisses Desjardins (Canada), 144A	4.582(n)	02/03/23	245,000	244,910,227
144A	4.584(n)	02/06/23	28,000	27,979,121
144A	4.684(n)	03/14/23	45,000	44,760,810
144A	4.694(n)	03/15/23	18,000	17,902,025
144A, SOFR + 0.510%	4.810(c)	03/17/23	108,000	108,055,547
144A, SOFR + 0.600%	4.900(c)	06/23/23	24,000	24,033,412
Goldman Sachs International, 144A, SOFR + 0.620%	4.920(c)	06/23/23	40,000	40,044,357
144A, SOFR + 0.650%	4.950(c)	03/24/23	65,000	65,043,161
Hydro-Quebec,
144A	4.337(n)	02/06/23	25,000	24,981,725
144A	4.345(n)	02/01/23	150,000	149,982,234
144A	4.345(n)	02/03/23	100,000	99,964,058
John Deere Ltd., 144A	4.387(n)	02/03/23	70,000	69,974,607
144A	4.445(n)	02/13/23	25,000	24,959,727
JPMorgan Securities LLC, 144A	5.310	01/25/24	100,000	100,078,438
SOFR + 0.380%	4.680(c)	02/27/23	16,000	16,002,687
144A, SOFR + 0.560%	4.860(c)	05/25/23	65,000	65,056,539
LVMH Moet Hennessy Louis Vuitton SE, 144A	4.450(n)	02/10/23	30,000	29,962,375
144A	4.452(n)	02/08/23	47,000	46,952,875
Mitsubishi Corp., 144A	4.449(n)	02/08/23	50,000	49,950,089
144A	4.504(n)	02/01/23	12,000	11,998,555

See Notes to Financial Statements.

Prudential Investment Portfolios 2    77

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Mitsubishi Corp., (cont’d.) 144A	4.533%(n)	02/06/23	35,000	$34,973,960
144A	4.555(n)	02/07/23	63,900	63,844,211
144A	4.657(n)	02/27/23	41,500	41,358,973
National Securities Clearing Corp., 144A	4.346(n)	02/03/23	130,000	129,952,800
144A	4.425(n)	02/13/23	60,000	59,903,150
144A	4.444(n)	02/15/23	63,000	62,882,557
144A	4.723(n)	04/21/23	22,000	21,772,813
144A	4.735(n)	04/19/23	50,000	49,497,116
Natixis SA	5.495(n)	09/01/23	4,500	4,368,526
OMERS Finance Trust, 144A	4.381(n)	02/02/23	15,000	14,996,382
Ontario Teachers’ Finance Trust, 144A	5.097(n)	06/01/23	35,000	34,434,157
144A	5.101(n)	06/13/23	23,000	22,588,734
144A	5.236(n)	05/04/23	34,000	33,584,636
Province of Alberta, 144A	4.354(n)	02/01/23	86,500	86,489,682
144A	4.387(n)	02/06/23	30,000	29,977,920
144A	4.516(n)	02/16/23	145,000	144,712,836
Province of British Columbia	4.428(n)	02/06/23	20,000	19,985,280
PSP Capital, Inc., 144A	4.419(n)	02/08/23	50,000	49,950,422
144A	4.671(n)	04/03/23	7,000	6,944,629
Royal Bank of Canada (Canada), 144A, SOFR + 0.350%	4.650(c)	02/28/23	100,000	100,014,291
Sanofi SA, 144A	4.681(n)	03/30/23	70,000	69,486,523
Sentara Healthcare	4.550	03/09/23	9,100	9,100,477
Skandinaviska Enskilda Banken AB (Sweden), 144A, SOFR + 0.610%	4.910(c)	04/20/23	115,000	115,118,417
Societe Generale SA, 144A, SOFR + 0.820%	5.120(c)	12/11/23	50,000	50,175,263
ST Engineering North America, Inc., 144A	4.427(n)	02/13/23	64,500	64,396,329
State of the Netherlands, 144A	4.332(n)	02/01/23	25,000	24,997,018
144A	4.335(n)	02/02/23	7,500	7,498,200
144A	4.705(n)	04/24/23	47,000	46,500,347
144A	4.735(n)	04/26/23	173,000	171,115,717

See Notes to Financial Statements.

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
STE Transcore Holdings, Inc.,
144A	4.358%(n)	02/02/23	25,000	$24,993,807
Swedbank AB (Sweden),
SOFR + 0.670%	4.970(c)	06/30/23	108,250	108,450,642
Texas A&M University	4.530	03/09/23	7,000	6,999,925
Texas A&M University	4.550	03/09/23	10,500	10,509,681
Texas A&M University	4.550	03/09/23	11,000	11,001,183
Texas A&M University	4.570	03/09/23	9,000	9,000,472
Texas Public Finance Auth.	4.500	02/09/23	36,500	36,512,012
TotalEnergies Capital Canada Ltd., 144A	4.337(n)	02/02/23	160,000	159,961,502
144A	4.339(n)	02/03/23	75,000	74,972,769
Toyota Credit Canada, Inc.	3.819(n)	02/06/23	45,000	44,966,400
Toyota Credit Canada, Inc.,
SOFR + 0.750%	5.050(c)	07/18/23	40,000	40,080,848
Toyota Industries Commercial Finance, Inc., 144A	4.398(n)	02/03/23	5,000	4,998,188
Toyota Motor Credit Corp.,
SOFR + 0.370%	4.670(c)	03/07/23	50,000	50,011,151
Toyota Motor Finance Netherlands BV	4.674(n)	03/23/23	96,000	95,361,616
UBS AG, 144A, SOFR + 0.310%	4.610(c)	02/17/23	67,000	67,003,981
Unilever Finance Netherlands BV,
144A	4.725(n)	04/27/23	59,000	58,348,555
University of Texas System	4.550	02/24/23	7,897	7,897,256
Westpac Banking Corp. (Australia), 144A, SOFR + 0.500%	4.800(c)	03/23/23	28,000	28,012,408
144A, SOFR + 0.650%	4.950(c)	04/28/23	109,000	109,120,405
Yale University	4.407(n)	02/07/23	20,000	19,982,694

TOTAL COMMERCIAL PAPER
(cost $5,303,903,374)				5,306,474,440

CORPORATE BONDS 1.3%
Auto Manufacturers 0.9%

Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.200%	4.500(c)	02/13/23	21,000	20,999,107
Sr. Unsec’d. Notes, MTN, SOFR + 0.320%	4.644(c)	04/06/23	10,000	10,000,957

See Notes to Financial Statements.

Prudential Investment Portfolios 2    79

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Auto Manufacturers (Continued)

Sr. Unsec’d. Notes, MTN, SOFR + 0.750%	5.050%(c)	07/25/23	80,000	$80,169,209
Sr. Unsec’d. Notes, MTN, SOFR + 0.750% (Cap N/A,
Floor 0.000%)	5.050(c)	12/11/23	50,000	50,128,202

				161,297,475

Banks 0.4%

Bank of America NA,
Series D005, SOFR + 0.750%	5.050(c)	01/08/24	69,000	69,066,845
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN, SOFR + 0.220%	4.461(c)	06/02/23	2,150	2,148,727

				71,215,572

TOTAL CORPORATE BONDS (cost $232,145,427)				232,513,047

MUNICIPAL BONDS 0.5%
Arizona 0.2%

Maricopa County Industrial Development Authority,
Taxable, Revenue Bonds, Series 2021 B-2	4.350(cc)	01/01/61	36,650	36,650,000

Illinois 0.1%
Illinois Finance Authority,
Revenue Bonds	4.300(cc)	10/01/42	23,500	23,500,000

Texas 0.2%

Board of Regents of the University of Texas System,
Taxable, Revenue Bonds, Sub-Series G-2	4.300(cc)	08/01/45	33,225	33,225,000

TOTAL MUNICIPAL BONDS (cost $93,375,000)				93,375,000

REPURCHASE AGREEMENTS 20.6%
CA,
4.30%, dated 01/31/23, due 02/01/23 in the amount of $462,827,276 collateralized by GNMA (coupon rate 2.000%, maturity date 01/20/51) with the aggregate value, including accrued interest, of $472,027,441.			462,772	462,772,000

See Notes to Financial Statements.

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2023

Description	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
CIBC,
4.30%, dated 12/15/22, due 02/02/23 in the amount of $150,877,917 collateralized by U.S. Treasury Securities (coupon rates 0.250%-3.875%, maturity dates 02/29/24-08/15/51) with the aggregate value, including accrued interest, of $153,877,295.	150,000	$150,000,000
DB,
4.30%, dated 01/31/23, due 02/01/23 in the amount of $250,029,861 collateralized by U.S. Treasury Securities (coupon rate 0.000%, maturity dates 02/15/23-11/15/52) with the aggregate value, including accrued interest, of $255,000,000.	250,000	250,000,000
ING,
4.31%, dated 12/15/22, due 02/02/23 in the amount of $100,586,639 collateralized by FHLMC (coupon rates 2.000%-5.000%, maturity dates 02/01/52-09/01/52), FNMA (coupon rates 2.000%-5.500%, maturity dates 05/01/33-05/01/58) and GNMA (coupon rate 5.500% maturity dates 09/20/52-10/20/52) with the aggregate value, including accrued interest, of $102,000,001.	100,000	100,000,000
4.31%, dated 12/15/22, due 02/03/23 in the amount of $150,897,917 collateralized by FHLMC (coupon rates 2.500%-5.500%, maturity dates 12/01/33-11/01/52), FNMA (coupon rates 2.000%-5.500%, maturity dates 12/01/25-05/01/58) and GNMA (coupon rate 3.500% maturity date 01/20/52) with the aggregate value, including accrued interest, of $153,000,000.	150,000	150,000,000
4.31%, dated 12/16/22, due 02/02/23 in the amount of $201,149,333 collateralized by FHLMC (coupon rates 2.000%-8.000%, maturity dates 10/01/34-11/01/52), FNMA (coupon rates 2.000%-6.500%, maturity dates 08/01/28-01/01/53) and GNMA (coupon rates 3.000%-5.500%, maturity dates 10/20/49-10/20/52) with the aggregate value, including accrued interest, of $204,000,000.	200,000	200,000,000
4.35%, dated 01/06/23, due 02/07/23 in the amount of $50,193,333 collateralized by FHLMC (coupon rates 2.387%-5.500%, maturity dates 07/01/36-11/01/52), FNMA (coupon rates 2.000%-6.000%, maturity dates 09/01/29-01/01/53) and GNMA (coupon rate 5.000% maturity date 01/20/49) with the aggregate value, including accrued interest, of $51,000,000.	50,000	50,000,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2    81

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2023

Description	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
4.31%, dated 01/09/23, due 02/02/23 in the amount of $100,287,333 collateralized by FHLMC (coupon rates 2.000%-5.500%, maturity dates 09/01/43-02/01/53), FNMA (coupon rates 2.000%-6.500%, maturity dates 03/01/40-01/01/53) and GNMA (coupon rate 5.000% maturity date 01/20/49) with the aggregate value, including accrued interest, of $102,000,000.	100,000	$100,000,000
4.30%, dated 01/31/23, due 02/01/23 in the amount of $150,017,917 collateralized by FHLMC (coupon rates 2.000%-6.000%, maturity dates 09/01/28-01/01/53), FNMA (coupon rates 2.500%-5.000%, maturity dates 06/01/26-08/01/56) and GNMA (coupon rate 5.000% maturity date 01/20/49) with the aggregate value, including accrued interest, of $153,000,000.	150,000	150,000,000
4.30%, dated 01/31/23, due 02/01/23 in the amount of $100,011,944 collateralized by U.S. Treasury Securities (coupon rates 0.000%-4.125%, maturity dates 03/09/23-02/15/42) with the aggregate value, including accrued interest, of $102,000,020.	100,000	100,000,000
NORP,
4.30%, dated 01/31/23, due 02/01/23 in the amount of $490,058,528 collateralized by FHLMC (coupon rates 2.500%-5.500%, maturity dates 11/01/37-12/01/52), FNMA (coupon rates 2.000%-5.500%, maturity dates 06/01/32-12/01/52) and GNMA (coupon rate 3.500%, maturity date 11/20/47) with the aggregate value, including accrued interest, of $499,859,852.	490,000	490,000,000
NTC,
4.30%, dated 01/31/23, due 02/01/23 in the amount of $313,642,458 collateralized by U.S. Treasury Securities (coupon rates 0.000%-1.750%, maturity dates 07/27/23-06/30/24) with the aggregate value, including accrued interest, of $319,877,915.	313,605	313,605,000

See Notes to Financial Statements.

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2023

Description	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
RBD,
4.30%, dated 01/31/23, due 02/01/23 in the amount of $490,058,528 collateralized by FHLMC (coupon rates 2.000%-4.500%, maturity dates 09/01/41-12/01/51), FNMA (coupon rates 1.875%-4.500%, maturity dates 09/24/26-10/01/52), GNMA (coupon rates 2.000%-5.000%, maturity dates 11/20/41-12/20/52) and U.S. Treasury Securities (coupon rates 0.000%-6.375%, maturity dates 03/16/23-08/15/50) with the aggregate value, including accrued interest, of $499,800,001.	490,000	$490,000,000
SSB,
4.30%, dated 01/31/23, due 02/01/23 in the amount of $350,041,806 collateralized by U.S. Treasury Securities (coupon rate 0.000%, maturity date 01/25/24) with the aggregate value, including accrued interest, of $357,000,023.	350,000	350,000,000
WFS,
4.31%, dated 01/31/23, due 02/01/23 in the amount of $235,028,135 collateralized by FNMA (coupon rates 1.500%-6.000%, maturity dates 01/01/25-11/01/52) with the aggregate value, including accrued interest, of $239,728,697.	235,000	235,000,000

TOTAL REPURCHASE AGREEMENTS (cost $3,591,377,000)		3,591,377,000

	Interest Rate	Maturity Date

TIME DEPOSITS 8.5%
ABN AMRO Bank NV	4.330%	02/02/23	119,000	119,000,000
ABN AMRO Bank NV	4.510	02/07/23	105,000	105,000,000
ABN AMRO BANK NV	4.330	02/01/23	150,000	150,000,000
ABN AMRO BANK NV	4.470	02/06/23	175,000	175,000,000
Australia & New Zealand Banking Group Ltd.	4.320	02/01/23	175,000	175,000,000
Australia & New Zealand Banking Group Ltd.	4.320	02/01/23	135,000	135,000,000
Australia & New Zealand Banking Group Ltd.	4.500	02/07/23	90,000	90,000,000
Cooperatieve Rabobank UA	4.300	02/01/23	300,000	300,000,000
Credit Agricole Corporate & Investment Bank	4.300	02/01/23	172,186	172,186,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2    83

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

TIME DEPOSITS (Continued)
Toronto-Dominion Bank (The)	4.320%	02/01/23	60,000	$60,000,000

TOTAL TIME DEPOSITS
(cost $1,481,186,000)				1,481,186,000

U.S. GOVERNMENT AGENCY OBLIGATIONS 7.6%
Federal Home Loan Bank, SOFR + 0.030% (Cap N/A,
Floor 0.000%)	4.330(c)	04/24/23	92,000	92,000,158
Federal Home Loan Bank, SOFR + 0.040% (Cap N/A,
Floor 0.000%)	4.340(c)	05/03/23	85,000	85,000,692
Federal Home Loan Bank, SOFR + 0.040% (Cap N/A,
Floor 0.000%)	4.340(c)	05/25/23	109,000	108,998,002
Federal Home Loan Bank	4.350(n)	02/17/23	329,000	328,344,441
Federal Home Loan Bank, SOFR + 0.050% (Cap N/A,
Floor 0.000%)	4.350(c)	02/08/23	50,000	49,999,922
Federal Home Loan Bank, SOFR + 0.050% (Cap N/A,
Floor 0.000%)	4.350(c)	06/27/23	115,000	114,998,967
Federal Home Loan Bank, SOFR + 0.060% (Cap N/A,
Floor 0.000%)	4.360(c)	04/10/23	115,000	115,005,868
Federal Home Loan Bank, SOFR + 0.060% (Cap N/A,
Floor 0.000%)	4.360(c)	06/06/23	83,000	83,003,475
Federal Home Loan Bank, SOFR + 0.060% (Cap N/A,
Floor 0.000%)	4.360(c)	08/01/23	106,000	105,999,994
Federal Home Loan Bank, SOFR + 0.065% (Cap N/A,
Floor 0.000%)	4.365(c)	05/08/23	150,000	150,009,860
Federal Home Loan Bank, SOFR + 0.090% (Cap N/A,
Floor 0.000%)	4.390(c)	05/23/23	86,000	86,011,957

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,319,368,087)				1,319,373,336

U.S. TREASURY OBLIGATION(n) 1.2%
U.S. Treasury Bills
(cost $211,282,909)	4.526	02/28/23	212,000	211,293,245

TOTAL INVESTMENTS 99.8%
(cost $17,406,689,232)				17,414,069,440
Other assets in excess of liabilities 0.2%				36,640,117

NET ASSETS 100.0%				$17,450,709,557

See Notes to Financial Statements.

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2023

See the Glossary for a list of the abbreviation(s) used in the annual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2023.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(n)	Rate shown reflects yield to maturity at purchased date.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Certificates of Deposit	$—	$5,178,477,372	$—
Commercial Paper	—	5,306,474,440	—
Corporate Bonds	—	232,513,047	—
Municipal Bonds	—	93,375,000	—
Repurchase Agreements	—	3,591,377,000	—
Time Deposits	—	1,481,186,000	—
U.S. Government Agency Obligations	—	1,319,373,336	—
U.S. Treasury Obligation	—	211,293,245	—

Total	$—	$17,414,069,440	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2023 were as follows:

Commercial Paper	30.4%
Certificates of Deposit	29.7
Repurchase Agreements	20.6
Time Deposits	8.5
U.S. Government Agency Obligations	7.6

Corporate Bonds	1.3%
U.S. Treasury Obligation	1.2

See Notes to Financial Statements.

Prudential Investment Portfolios 2    85

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2023

Industry Classification (continued):

Municipal Bonds	0.5%

99.8
Other assets in excess of liabilities	0.2

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreement	CA	$462,772,000	$(462,772,000)	$—
Repurchase Agreement	CIBC	150,000,000	(150,000,000)	—
Repurchase Agreement	DB	250,000,000	(250,000,000)	—
Repurchase Agreements	ING	850,000,000	(850,000,000)	—
Repurchase Agreement	NORP	490,000,000	(490,000,000)	—
Repurchase Agreement	NTC	313,605,000	(313,605,000)	—
Repurchase Agreement	RBD	490,000,000	(490,000,000)	—
Repurchase Agreement	SSB	350,000,000	(350,000,000)	—
Repurchase Agreement	WFS	235,000,000	(235,000,000)	—

		$3,591,377,000

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Institutional Money Market Fund

Statement of Assets & Liabilities

as of January 31, 2023

Assets

Investments at value:
Unaffiliated investments (cost $13,815,312,232)	$13,822,692,440
Repurchase Agreements (cost $3,591,377,000)	3,591,377,000
Cash	52
Interest receivable	37,656,326
Prepaid expenses	10,994

Total Assets	17,451,736,812

Liabilities

Management fee payable	878,283
Custodian and accounting fees payable	78,616
Transfer agent fee payable	29,229
Accrued expenses and other liabilities	23,660
Affiliated transfer agent fee payable	16,667
Trustees’ fees payable	800

Total Liabilities	1,027,255

Net Assets	$17,450,709,557

Net assets were comprised of:
Paid-in capital	$17,443,342,822
Total distributable earnings (loss)	7,366,735

Net assets, January 31, 2023	$17,450,709,557

Net asset value, offering price and redemption price per share ($17,450,709,557 ÷ 17,454,781,828 shares of beneficial interest issued and outstanding)	$0.9998

See Notes to Financial Statements.

Prudential Investment Portfolios 2    87

PGIM Institutional Money Market Fund

Statement of Operations

Year Ended January 31, 2023

Net Investment Income (Loss)

Interest income	$383,510,388

Expenses
Management fee	25,862,581
Custodian and accounting fees	282,483
Transfer agent’s fees and expenses (including affiliated expense of $100,000)	169,100
Audit fee	25,200
Professional fees	20,551
Shareholders’ reports	10,536
Trustees’ fees	9,600
Miscellaneous	33,200

Total expenses	26,413,251
Less: Fee waiver and/or expense reimbursement	(14,344,047)

Net expenses	12,069,204

Net investment income (loss)	371,441,184

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions	6,183
Net change in unrealized appreciation (depreciation) on investments	8,446,906

Net gain (loss) on investment transactions	8,453,089

Net Increase (Decrease) In Net Assets Resulting From Operations	$379,894,273

See Notes to Financial Statements.

PGIM Institutional Money Market Fund

Statements of Changes in Net Assets

	Year Ended January 31,

	2023	2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$371,441,184	$14,382,781
Net realized gain (loss) on investment transactions	6,183	136,324
Net change in unrealized appreciation (depreciation) on investments	8,446,906	(4,737,945)

Net increase (decrease) in net assets resulting from operations	379,894,273	9,781,160

Dividends and Distributions
Distributions from distributable earnings	(371,452,843)	(14,519,107)

Fund share transactions
Net proceeds from shares sold (149,232,876,079 and 124,192,205,521 shares, respectively)	149,117,775,699	124,119,430,412
Net asset value of shares issued in reinvestment of dividends and distributions (370,708,487 and 14,516,509 shares, respectively)	370,470,713	14,508,120
Cost of shares purchased (146,172,500,803 and 130,313,200,308 shares, respectively)	(146,059,742,195)	(130,236,780,094)

Net increase (decrease) in net assets from Fund share transactions	3,428,504,217	(6,102,841,562)

Total increase (decrease)	3,436,945,647	(6,107,579,509)

Net Assets:

Beginning of year	14,013,763,910	20,121,343,419

End of year	$17,450,709,557	$14,013,763,910

See Notes to Financial Statements.

Prudential Investment Portfolios 2    89

PGIM Institutional Money Market Fund

Financial Highlights

	Year Ended January 31,

	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$0.9993	$0.9996	$1.0001	$1.0002	$1.0001
Income (loss) from investment operations:
Net investment income (loss)	0.0215	0.0009	0.0054	0.0230	0.0214
Net realized and unrealized gain (loss) on investment transactions	0.0004	(0.0003)	-(b )	(0.0001)	-
Total from investment operations	0.0219	0.0006	0.0054	0.0229	0.0214
Less Dividends and Distributions:
Dividends from net investment income	(0.0214)	(0.0009)	(0.0059)	(0.0230)	(0.0213)
Distributions from net realized gains	-(b )	-	-	-	-
Total dividends and distributions	(0.0214)	(0.0009)	(0.0059)	(0.0230)	(0.0213)
Net asset value, end of year	$0.9998	$0.9993	$0.9996	$1.0001	$1.0002
Total Return(c):	2.21%	0.06%	0.54%	2.33%	2.16%

Ratios/Supplemental Data:
Net assets, end of year (000)	$17,450,710	$14,013,764	$20,121,343	$16,492,334	$15,867,116
Average net assets (000)	$17,241,721	$16,528,965	$22,809,258	$18,124,501	$15,329,904
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.07%	0.07%	0.07%	0.07%	0.07%
Expenses before waivers and/or expense reimbursement	0.15%	0.15%	0.15%	0.16%	0.16%
Net investment income (loss)	2.15%	0.09%	0.54%	2.30%	2.14%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

See Notes to Financial Statements.

Notes to Financial Statements

1.	Organization

Prudential Investment Portfolios 2 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust.

These financial statements relate only to the following series of the RIC: the PGIM Core Short-Term Bond Fund, the PGIM Core Ultra Short Bond Fund and the PGIM Institutional Money Market Fund (each, a “Fund” and collectively, the “Funds”). Shares of the Funds are not registered under the Securities Act of 1933, as amended. The Funds are classified as diversified funds for purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective(s)
PGIM Core Short-Term Bond Fund	Income consistent with relative stability of principal.

PGIM Core Ultra Short Bond Fund	Current income consistent with the preservation of capital and the maintenance of liquidity.

PGIM Institutional Money Market Fund	Current income consistent with the preservation of capital and the maintenance of liquidity.

2.     Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination

Notes to Financial Statements (continued)

relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit a Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Notes to Financial Statements (continued)

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Swap Agreements: The PGIM Core Short-Term Bond Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The PGIM Core Short-Term Bond Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Repurchase Agreements: Certain Funds entered into repurchase agreements. In connection with transactions in repurchase agreements with United States financial institutions, it is each Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The Funds are subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Funds to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Funds’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable

Notes to Financial Statements (continued)

amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Liquidity Fees and Gates: The PGIM Institutional Money Market Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates if the Fund’s weekly liquid assets fall below a designated threshold, subject to the discretion of the Board. If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or impose temporary gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a liquidity fee in the default amount of 1% of the value of shares redeemed unless the Board determines that not doing so is in the best interests of the Fund.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders	Frequency
PGIM Core Short-Term Bond Fund:*
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund:**
Net Investment Income	Monthly
Short-Term Capital Gains	Monthly
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.
**	Under certain circumstances, each Fund may make more than one distribution of long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Funds, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

Fund	Subadviser(s)

PGIM Core Short-Term Bond Fund	PGIM Fixed Income (a business unit of PGIM, Inc.); PGIM Limited (an indirect, wholly-owned subsidiary of PGIM)

PGIM Core Ultra Short Bond Fund	PGIM Fixed Income (a business unit of PGIM, Inc.); PGIM Limited (an indirect, wholly-owned subsidiary of PGIM)

PGIM Institutional Money Market Fund	PGIM Fixed Income (a business unit of PGIM, Inc.); PGIM Limited (an indirect, wholly-owned subsidiary of PGIM)

Notes to Financial Statements (continued)

The PGIM Core Ultra Short Bond Fund and PGIM Core Short-Term Bond Fund reimburse PGIM Investments for its costs and expenses incurred in managing each Fund’s investment operations and administering its business affairs. The costs are accrued daily and payable monthly. The management fee paid to the Manager by the PGIM Institutional Money Market Fund was accrued daily and payable monthly. For the year ended January 31, 2023, the effective management fees for the Funds were as follows:

Fund	Management Fee	Effective Management Fee, before any waivers and/or expense reimbursements

PGIM Core Short-Term Bond Fund	N/A	0.028%*

PGIM Core Ultra Short Bond Fund	N/A	0.004%*
PGIM Institutional Money Market Fund	0.15% of average daily net assets	0.15%

* Amounts received by PGIM Investments from each Fund consist of reimbursement for costs and expenses.

The Manager has contractually agreed, through May 31, 2024, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.The expense limitations attributable to each Fund are as follows:

Fund	Fee Waivers and/or Expense Limitations
PGIM Core Short-Term Bond Fund	N/A
PGIM Core Ultra Short Bond Fund	N/A
PGIM Institutional Money Market Fund	contractually limit expenses to 0.07%

PGIM Investments, PGIM Limited, and PGIM, Inc. are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended January 31, 2023, no 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended January 31, 2023, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
PGIM Core Short-Term Bond Fund	$1,150,868,387	$818,093,851
PGIM Core Ultra Short Bond Fund	3,127,228,329	2,328,320,000
PGIM Institutional Money Market Fund	—	—

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. In order to present total distributable earnings (loss) and paid-in capital on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to total distributable earnings (loss) and paid-in capital for the funds indicated below.

For the year ended January 31, 2023, the adjustments were as follows:

Fund	Total Distributable Earnings (Loss)	Paid-in Capital in Excess of Par

PGIM Core Ultra Short Bond Fund (a)	$1,853,315	$(1,853,315)

PGIM Institutional Money Market Fund (a)	1,689	(1,689)

(a)	Due to taxable over-distribution

Net investment income, net realized gain (loss) on investments and foreign currency transactions and net assets were not affected by this change.

Notes to Financial Statements (continued)

The tax character of distributions paid during the year ended January 31, 2023 were as follows:

Fund	Ordinary Income	Total Dividends and Distributions

PGIM Core Short-Term Bond Fund	$ 65,307,696	$ 65,307,696
PGIM Core Ultra Short Bond Fund	484,618,585	484,618,585
PGIM Institutional Money Market Fund	371,452,843	371,452,843

The tax character of distributions paid during the year ended January 31, 2022 were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

PGIM Core Short-Term Bond Fund	$23,901,687	$ —	$291,540	$24,193,227
PGIM Core Ultra Short Bond Fund	39,972,207	4,566	—	39,976,773
PGIM Institutional Money Market Fund	14,514,243	4,864	—	14,519,107

As of January 31, 2023, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund had no accumulated undistributed earnings on a tax basis. As of January 31, 2023, the accumulated undistributed earnings on a tax basis for PGIM Core Short-Term Bond was $7,283,991 of ordinary income.

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of January 31, 2023 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

PGIM Core Short-Term Bond Fund	$2,765,591,982	$40,952,741	$(44,405,658)	$(3,452,917)
PGIM Core Ultra Short Bond Fund	20,749,647,905	9,616,655	(1,062,384)	8,554,271
PGIM Institutional Money Market Fund	17,406,689,232	8,134,484	(754,276)	7,380,208

The difference between GAAP basis and tax basis was primarily attributable to deferred losses on wash sales and swaps.

For federal income tax purposes, the PGIM Core Short-Term Bond Fund had a capital loss carryforward as of January 31, 2023 of approximately $37,844,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Fund elected to treat the below post-October capital losses as having been incurred in the following fiscal year (January 31, 2024).

Fund	Post-October Capital Losses
PGIM Core Ultra Short Bond Fund	$4,800
PGIM Institutional Money
Market Fund	4,800

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended January 31, 2023 are subject to such review.

7.	Capital and Ownership

Shares of the PGIM Core Short-Term Bond Fund, the PGIM Core Ultra Short Bond Fund and the PGIM Institutional Money Market Fund are available only to investment companies managed by PGIM Investments and, as applicable, certain investment advisory clients of PGIM, Inc.

The RIC is authorized to issue an unlimited number of shares of beneficial interest, which may be divided into an unlimited number of series of such shares.

As of January 31, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned all shares of the Funds.

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
PGIM Core Short-Term Bond Fund	3	93.3%
PGIM Core Ultra Short Bond Fund	6	65.4
PGIM Institutional Money Market Fund	4	33.9
Unaffiliated:
PGIM Core Short-Term Bond Fund	—	—
PGIM Core Ultra Short Bond Fund	—	—
PGIM Institutional Money Market Fund	—	—

8.	Borrowings

The RIC, on behalf of the PGIM Core Short-Term Bond Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated

Notes to Financial Statements (continued)

Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/30/2022 - 9/28/2023	10/1/2021 – 9/29/2022
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The PGIM Core Short-Term Bond Fund did not utilize the SCA during the year ended January 31, 2023.

9.	Risks of Investing in the Funds

Each Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	PGIM Core Short-Term Bond Fund	PGIM Core Ultra Short Bond Fund	PGIM Institutional Money Market Fund
Adjustable and Floating Rate Securities	X	X	X
Credit	X	X	X
Cyber Security	X	X	X
Debt Obligations	X	X	X
Derivatives	X	—	—
Economic and Market Events	X	X	X
Equity and Equity-Related Securities	X	X	—

Risks	PGIM Core Short-Term Bond Fund	PGIM Core Ultra Short Bond Fund	PGIM Institutional Money Market Fund
Fees and Gates	—	—	X
Floating Net Asset Value	—	—	X
Foreign Securities	X	X	X
Forward Commitments	—	—	X
Illiquid Securities	—	—	X
Increase in Expenses	—	—	X
Interest Rate	X	X	X
Large Shareholder and Large Scale Redemption	X	X	X
Liquidity	X	X	—
Management	X	X	X
Market Disruption and Geopolitical	X	X	X
Market	X	X	X
Mortgage-Backed and Asset-Backed Securities	X	—	X
Municipal Bonds	X	X	X
Repurchase Agreements	X	X	X
U.S. Government and Agency Securities	X	X	X
Variable and Floating Rate Bonds	X	X	X
When-Issued and Delayed-Delivery Transactions	X	X	X
Yield	—	X	X

Adjustable and Floating Rate Securities Risk: The value of adjustable and floating rate securities may lag behind the value of fixed rate securities when interest rates change. Such securities may be subject to extended settlement periods (longer than seven days) and in unusual market conditions, with a high volume of shareholder redemptions, may present a risk of loss to the Fund or may impair the Fund’s ability satisfy shareholder redemption requests.

Credit Risk: The debt obligations in which the Fund invests are generally subject to the risk that the issuer may be unable to repay principal and make interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. All securities purchased by the Fund must present minimal credit risk in the opinion of the subadviser. The Fund is subject to the risk that the subadviser’s credit risk determinations may be incorrect. In addition, the credit quality of the securities held by the Fund may change rapidly in certain market conditions, which could result in significant net asset value deterioration.

Cyber Security Risk: Failures or breaches of the electronic systems of the Fund, the Fund’s manager, subadviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber

Notes to Financial Statements (continued)

security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: A Fund may use instruments referred to as derivatives. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), a currency or an index (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). Derivatives allow a Fund to increase or decrease the level of risk to which a Fund is exposed more quickly and efficiently than transactions in other types of instruments. A Fund may use derivatives for hedging purposes. A Fund may also use derivatives to seek to enhance returns. The use of a derivative is speculative if a Fund is primarily seeking to achieve gains, rather than offset the risk of other positions. When a Fund invests in a derivative for speculative purposes, a Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. A Fund may not use any derivative to gain exposure to an asset or class of assets that a Fund would be prohibited by its investment restrictions from purchasing directly.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Fees and Gates Risk: The Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets fall below a designated threshold, subject to the discretion of the Fund’s Board. If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or impose temporary gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a liquidity fee in the default amount of 1% of the value of shares redeemed unless the Board determines that not doing so is in the best interests of the Fund.

Floating Net Asset Value Risk: The Fund’s NAV floats. The value of the Fund’s shares is calculated to four decimal places and will vary, reflecting the value of the portfolio of investments held by the Fund. It is possible to lose money by investing in the Fund. The Fund’s shareholders should not rely on or expect the Fund’s manager to purchase distressed assets from the Fund, enter into capital support agreements with the Fund, or make capital infusions into the Fund.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Forward Commitments Risk: Forward commitments are subject to the risk that the counterparty to the forward commitment may fail to make payment or delivery in a timely manner or at all. Forward commitments are also subject to the risk that the value of the security to be purchased may decline prior to the settlement date.

Illiquid Securities Risk: The Fund may invest in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. If the Fund is forced to sell these investments to pay

Notes to Financial Statements (continued)

redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. In addition, the Fund’s Board has the discretion to temporarily suspend Fund redemptions when permitted by applicable regulations or to liquidate the Fund if the Fund’s weekly liquid assets fall below 10% of its total assets.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table of the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which

Notes to Financial Statements (continued)

the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Municipal Bonds Risk: Municipal bonds are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes relating to tax or the rights of municipal bond holders, for example in connection with an insolvency, could affect the market for and value of municipal bonds, which may adversely affect the Fund’s yield or the value of the Fund’s investments in municipal bonds. Certain municipal bonds with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities. If the Fund invests a substantial amount of its assets in issuers located in a single region, state or city, there is an increased risk that environmental, economic, political and social conditions in those regions will have a significant impact on the Fund’s investment performance. For example, municipal securities of a particular state are vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health epidemics, social unrest and catastrophic natural disasters, such as hurricanes or earthquakes. Many municipal bonds are also subject to prepayment risk, which is the risk that when interest rates fall, issuers may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at a lower interest rate. In addition, income from municipal bonds could be declared taxable because of non-compliant conduct of a bond issuer.

Repurchase Agreements Risk: Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. To the extent that, in the meantime, the value of the securities that the Fund has purchased has decreased, the Fund could experience a loss.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Some agency securities carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. No assurance can be given that the U.S. government would provide financial support to any such issuers if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Variable and Floating Rate Bonds Risk: Variable and floating rate bonds are subject to credit risk, market risk and interest rate risk. In addition, the absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

When-Issued and Delayed-Delivery Transactions Risk: When-issued and delayed-delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Yield Risk: The amount of income received by the Fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the Fund’s expenses could absorb all or a significant portion of the Fund’s income. If interest rates increase, the Fund’s yield may not increase proportionately. For example, the Fund’s investment manager may discontinue any temporary voluntary fee limitation.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Prudential Investment Portfolios 2 and Shareholders of PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund (three of the funds constituting Prudential Investment Portfolios 2, hereafter collectively referred to as the “Funds”) as of January 31, 2023, the related statements of operations for the year ended January 31, 2023, the statements of changes in net assets for each of the two years in the period ended January 31, 2023, including the related notes, and the financial highlights for each of the three years in the period ended January 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of January 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended January 31, 2023 and each of the financial highlights for each of the three years in the period ended January 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Funds as of and for the year ended January 31, 2020 and the financial highlights for each of the periods ended on or prior to January 31, 2020 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated March 18, 2020 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

March 20, 2023

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

Tax Information (unaudited)

For the year ended January 31, 2023, the PGIM Core Ultra Short Bond Fund reports 73.66%, the PGIM Institutional Money Market Fund reports 67.68%, and PGIM Core Short-Term Bond Fund reports 78.61% as interest-related dividends in accordance with Sections 871(k)(1) and 881(e)(1) of the Internal Revenue Code.

In January 2024, you will be advised on IRS Form 1099-DIV or substitute Form 1099, as to the Federal tax status of the distributions received by you in calendar year 2023.

We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders providing the Mutual Fund meets certain requirements mandated by the respective state’s taxing authorities. We are pleased to report that 6.82% of the dividends paid by the PGIM Core Ultra Short Bond Fund and 2.84% of the dividends paid by the PGIM Institutional Money Market Fund qualifies for such deduction.

Please consult your tax adviser or state/local authorities to properly report this information on your tax return. If you have any questions concerning the amounts listed above, please call your financial adviser.

Prudential Investment Portfolios 2    111

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS (unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Ellen S. Alberding 1958 Board Member Portfolios Overseen: 97

Chief Executive Officer (CEO) and President, The Joyce Foundation (charitable foundation) (since 2002); formerly Vice Chair, City Colleges of Chicago (community college system) (2011-2015); formerly Trustee, National Park Foundation (charitable foundation for national park system) (2009-2018); formerly Trustee, Economic Club of Chicago (2009-2016); Trustee, Loyola University (since 2018).

		None.	Since September 2013

Kevin J. Bannon 1952 Board Member Portfolios Overseen: 98

Retired; formerly Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; formerly President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.

		Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).	Since July 2008

Prudential Investment Portfolios 2

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Linda W. Bynoe 1952 Board Member Portfolios Overseen: 95

President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Limited LLC (formerly Telemat Ltd) (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).

Trustee of Equity Residential (residential real estate) (since December 2009); Director of Northern Trust Corporation (financial services) (since April 2006); formerly Director of Anixter International, Inc. (communication products distributor) (January 2006-June 2020).

Since March 2005

Barry H. Evans 1960 Board Member Portfolios Overseen: 98

Retired; formerly President (2005-2016), Global Chief Operating Officer (2014-2016), Chief Investment Officer - Global Head of Fixed Income (1998-2014), and various portfolio manager roles (1986-2006), Manulife Asset Management (asset management).

Formerly Director, Manulife Trust Company (2011-2018); formerly Director, Manulife Asset Management Limited (2015-2017); formerly Chairman of the Board of Directors of Manulife Asset Management U.S. (2005-2016); formerly Chairman of the Board, Declaration Investment Management and Research (2008-2016).

Since September 2017

Keith F. Hartstein 1956 Board Member & Independent Chair Portfolios Overseen: 98

Retired; formerly Member (November 2014-September 2022) of the Governing Council of the Independent Directors Council (IDC) (organization of independent mutual fund directors); formerly Executive Committee of the IDC Board of Governors (October 2019-December 2021); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); formerly Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).

		None.	Since September 2013

Visit our website at pgim.com/investments

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Laurie Simon Hodrick 1962 Board Member Portfolios Overseen: 95

A. Barton Hepburn Professor Emerita of Economics in the Faculty of Business, Columbia Business School (since 2018); Visiting Fellow at the Hoover Institution, Stanford University (since 2015); Sole Member, ReidCourt LLC (since 2008) (a consulting firm); formerly Visiting Professor of Law, Stanford Law School (2015-2021); formerly A. Barton Hepburn Professor of Economics in the Faculty of Business, Columbia Business School (1996-2017); formerly Managing Director, Global Head of Alternative Investment Strategies, Deutsche Bank (2006-2008).

Independent Director, Andela (since January 2022) (global talent network); Independent Director, Roku (since December 2020) (communication services); formerly Independent Director, Synnex Corporation (2019-2021) (information technology); formerly Independent Director, Kabbage, Inc. (2018-2020) (financial services); formerly Independent Director, Corporate Capital Trust (2017-2018) (a business development company).

Since September 2017

Brian K. Reid 1961 Board Member Portfolios Overseen: 98

Retired; formerly Chief Economist for the Investment Company Institute (ICI) (2005-2017); formerly Senior Economist and Director of Industry and Financial Analysis at the ICI (1998-2004); formerly Senior Economist, Industry and Financial Analysis at the ICI (1996-1998); formerly Staff Economist at the Federal Reserve Board (1989-1996); formerly Director, ICI Mutual Insurance Company (2012-2017).

		None.	Since March 2018

Prudential Investment Portfolios 2

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Grace C. Torres 1959 Board Member Portfolios Overseen: 98

Retired; formerly Treasurer and Principal Financial and Accounting Officer of the PGIM Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of PGIM Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.

		Director (since January 2018) of OceanFirst Financial Corp. and OceanFirst Bank; formerly Director (July 2015-January 2018) of Sun Bancorp, Inc. N.A. and Sun National Bank.	Since November 2014

Visit our website at pgim.com/investments

Interested Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Stuart S. Parker 1962 Board Member & President Portfolios Overseen: 98

President, Chief Executive Officer, Chief Operating Officer and Officer in Charge of PGIM Investments LLC (formerly known as Prudential Investments LLC) (since January 2012); President and Principal Executive Officer (“PEO”) (since September 2022) of the PGIM Private Credit Fund; President and PEO (since March 2022) of the PGIM Private Real Estate Fund, Inc.; formerly Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of PGIM Investments LLC (June 2005-December 2011); Investment Company Institute - Board of Governors (since May 2012).

		None.	Since January 2012

Scott E. Benjamin 1973 Board Member & Vice President Portfolios Overseen: 98

Executive Vice President (since May 2009) of PGIM Investments LLC; Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, PGIM Investments (since February 2006); Vice President (since September 2022) of the PGIM Private Credit Fund; Vice President (since March 2022) of the PGIM Private Real Estate Fund, Inc.; formerly Vice President of Product Development and Product Management, PGIM Investments LLC (2003-2006).

		None.	Since March 2010

Prudential Investment Portfolios 2

Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Claudia DiGiacomo 1974 Chief Legal Officer	Chief Legal Officer (since September 2022) of the PGIM Private Credit Fund; Chief Legal Officer (since July 2022) of the PGIM Private Real Estate Fund, Inc.; Chief Legal Officer, Executive Vice President and Secretary of PGIM Investments LLC (since August 2020); Chief Legal Officer of Prudential Mutual Fund Services LLC (since August 2020); Chief Legal Officer of PIFM Holdco, LLC (since August 2020); Vice President and Corporate Counsel (since January 2005) of Prudential; and Corporate Counsel of AST Investment Services, Inc. (since August 2020); formerly Vice President and Assistant Secretary of PGIM Investments LLC (2005-2020); formerly Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since December 2005

Isabelle Sajous 1976 Chief Compliance Officer	Chief Compliance Officer (since April 2022) of PGIM Investments LLC, the PGIM Funds, Target Funds, PGIM ETF Trust, PGIM Global High Yield Fund, Inc., PGIM High Yield Bond Fund, Inc., PGIM Short Duration High Yield Opportunities Fund, Advanced Series Trust, The Prudential Series Fund and Prudential’s Gibraltar Fund, Inc.; Chief Compliance Officer (since September 2022) of the PGIM Private Credit Fund; Chief Compliance Officer (since March 2022) of the PGIM Private Real Estate Fund, Inc.; Vice President, Compliance of PGIM Investments LLC (since December 2020); formerly Director, Compliance (July 2018-December 2020) of Credit Suisse Asset Management LLC; and Vice President, Associate General Counsel & Deputy Chief Compliance Officer of Cramer Rosenthal McGlynn, LLC (August 2014-July 2018).	Since April 2022

Andrew R. French 1962 Secretary	Vice President (since December 2018) of PGIM Investments LLC; Secretary (since September 2022) of the PGIM Private Credit Fund; Secretary (since March 2022) of the PGIM Private Real Estate Fund, Inc.; formerly Vice President and Corporate Counsel (2010-2018) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since October 2006

Melissa Gonzalez 1980 Assistant Secretary	Vice President and Corporate Counsel (since September 2018) of Prudential; Vice President and Assistant Secretary (since August 2020) of PGIM Investments LLC; Assistant Secretary (since September 2022) of the PGIM Private Credit Fund; Assistant Secretary (since March 2022) of the PGIM Private Real Estate Fund, Inc.; formerly Director and Corporate Counsel (March 2014-September 2018) of Prudential.	Since March 2020

Visit our website at pgim.com/investments

Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Patrick E. McGuinness 1986 Assistant Secretary	Vice President and Assistant Secretary (since August 2020) of PGIM Investments LLC; Director and Corporate Counsel (since February 2017) of Prudential; Assistant Secretary (since September 2022) of the PGIM Private Credit Fund; Assistant Secretary (since March 2022) of the PGIM Private Real Estate Fund, Inc.	Since June 2020

Debra Rubano 1975 Assistant Secretary	Vice President and Corporate Counsel (since November 2020) of Prudential; Assistant Secretary (since September 2022) of the PGIM Private Credit Fund; Assistant Secretary (since March 2022) of the PGIM Private Real Estate Fund, Inc; formerly Director and Senior Counsel of Allianz Global Investors U.S. Holdings LLC (2010-2020) and Assistant Secretary of numerous funds in the Allianz fund complex (2015-2020).	Since December 2020

Kelly A. Coyne 1968 Assistant Secretary	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010); Assistant Secretary (since September 2022) of the PGIM Private Credit Fund; Assistant Secretary (since March 2022) of the PGIM Private Real Estate Fund, Inc.	Since March 2015

Christian J. Kelly 1975 Chief Financial Officer	Vice President, Global Head of Fund Administration of PGIM Investments LLC (since November 2018); Chief Financial Officer (since March 2023) of PGIM Investments mutual funds, closed end funds and ETFs, Advanced Series Trust Portfolios, Prudential Series Funds and Prudential Gibraltar Fund; Chief Financial Officer of PGIM Private Credit Fund (since March 2022); Chief Financial Officer of PGIM Private Real Estate Fund (since July 2022); formerly, Treasurer and Principal Financial Officer (January 2019- March 2023) of PGIM Investments mutual funds, closed end funds and ETFs, Advanced Series Trust Portfolios, Prudential Series Funds and Prudential Gibraltar Fund; formerly Treasurer and Principal Financial Officer (March 2022 - July 2022) of the PGIM Real Estate Fund, Inc.; formerly Director of Fund Administration of Lord Abbett & Co. LLC (2009-2018), Treasurer and Principal Accounting Officer of the Lord Abbett Family of Funds (2017-2018); Director of Accounting, Avenue Capital Group (2008-2009); Senior Manager, Investment Management Practice of Deloitte & Touche LLP (1998-2007).	Since January 2019

Lana Lomuti 1967 Assistant Treasurer	Vice President (since 2007) within PGIM Investments Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.; formerly Director (2005-2007) within PGIM Investments Fund Administration.	Since April 2014

Prudential Investment Portfolios 2

Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Russ Shupak 1973 Treasurer and Principal Accounting Officer	Vice President (since 2017) within PGIM Investments Fund Administration; Treasurer and Principal Accounting Officer of PGIM Investments mutual funds, closed end funds and ETFs (since March 2023); Treasurer and Principal Accounting Officer (since July 2022) of the PGIM Private Real Estate Fund, Inc.; Assistant Treasurer (since September 2022) of the PGIM Private Credit Fund; formerly Assistant Treasurer (March 2022 - July 2022) of the PGIM Private Real Estate Fund, Inc.; Assistant Treasurer of Advanced Series Trust Portfolios, Prudential Series Funds and Prudential Gibraltar Fund (since October 2019); formerly Director (2013-2017) within PGIM Investments Fund Administration.	Since October 2019

Deborah Conway 1969 Assistant Treasurer	Vice President (since 2017) within PGIM Investments Fund Administration; Assistant Treasurer (since September 2022) of the PGIM Private Credit Fund; Assistant Treasurer (since March 2022) of the PGIM Private Real Estate Fund, Inc.; formerly Director (2007-2017) within PGIM Investments Fund Administration.	Since October 2019

Elyse M. McLaughlin 1974 Assistant Treasurer	Vice President (since 2017) within PGIM Investments Fund Administration; Treasurer and Principal Accounting Officer of the Advanced Series Trust, the Prudential Series Fund and the Prudential Gibraltar Fund (since March 2023); Treasurer and Principal Accounting Officer (since September 2022) of the PGIM Private Credit Fund; Assistant Treasurer (since March 2022) of the PGIM Private Real Estate Fund, Inc.; Assistant Treasurer of PGIM Investments mutual funds, closed end funds and ETFs (since October 2019); formerly Director (2011-2017) within PGIM Investments Fund Administration.	Since October 2019

Kelly Florio 1978 Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Global Compliance Programs and Compliance Risk Management (since December 2021) of Prudential; formerly, Head of Fraud Risk Management (October 2019 to December 2021) at New York Life Insurance Company; formerly, Head of Key Risk Area Operations (November 2018 to October 2019), Director of the US Anti-Money Laundering Compliance Unit (2009-2018) and Bank Loss Prevention Associate (2006-2009) at MetLife.	Since June 2022

Robert W. McCormack 1973 Assistant Treasurer	Vice President (since 2019) within PGIM Investments Fund Administration; Assistant Treasurer (since September 2022) of the PGIM Private Credit Fund; Assistant Treasurer (since March 2022) of the PGIM Private Real Estate Fund, Inc.; formerly Director (2016-2019) within PGIM Investments Fund Administration; formerly Vice President within Goldman, Sachs & Co. Investment Management Controllers (2008-2016), Assistant Treasurer of Goldman Sachs Family of Funds (2015-2016).	Since March 2023

(a)	Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

∎	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.

Visit our website at pgim.com/investments

∎	Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.
∎

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

∎

“Other Directorships Held” includes all directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

∎

“Portfolios Overseen” includes all investment companies managed by PGIM Investments LLC. The investment companies for which PGIM Investments LLC serves as manager include the PGIM Mutual Funds, Target Funds, PGIM ETF Trust, PGIM Private Real Estate Fund, Inc., PGIM Private Credit Fund, PGIM High Yield Bond Fund, Inc., PGIM Global High Yield Fund, Inc., PGIM Short Duration High Yield Opportunities Fund, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

∎	As used in the Fund Officers table “Prudential” means The Prudential Insurance Company of America.

Prudential Investment Portfolios 2

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Trustees of the Funds has delegated to the Funds subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES

Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer

• Isabelle Sajous, Chief Compliance Officer • Kelly Florio, Anti-Money Laundering Compliance Officer• Andrew R. French, Secretary

• Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Treasurer and Principal Accounting Officer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income PGIM Limited	655 Broad Street Newark, NJ 07102 Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus contain this and other information about the Funds. An investor may obtain a prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. Each prospectus should be read carefully before investing.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, c/o PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

PGIM Core Short-Term Bond Fund and PGIM Core Ultra-Short Bond Fund: The Funds’ file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter.

PGIM Institutional Money Market Fund: The Fund files a complete schedule of portfolio holdings with the Commission monthly on Form N-MFP. The Commission delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Form N-MFP filings (along with the Fund’s annual report and semi-annual report filed on Form N-CSR) are available on the Commission’s website at sec.gov. The Fund’s complete holdings are also available on pgim.com/investments.

  Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

CUSIP
PGIM CORE SHORT-TERM BOND FUND	74440E102
PGIM CORE ULTRA SHORT BOND FUND	74440E201
PGIM INSTITUTIONAL MONEY MARKET FUND	74440E300

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, member of the Board’s Audit Committee is an “audit committee financial expert,” and that she is “independent,” for purposes of this item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended January 31, 2023 and January 31, 2022, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $88,850 and $88,850, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

For the fiscal years ended January 31, 2023 and January 31, 2022: none.

(c) Tax Fees

For the fiscal years ended January 31, 2023 and January 31, 2022: none.

(d) All Other Fees

For the fiscal years ended January 31, 2023 and January 31, 2022: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2) Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended January 31, 2023	Fiscal Year Ended January 31, 2022
4(b)	Not applicable.	Not applicable.
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended January 31, 2023 and January 31, 2022 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i) Not applicable.

(j) Not applicable.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –  Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Exhibits

(a)(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.
(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(a)(2)(1) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(a)(2)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	March 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 20, 2023

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	March 20, 2023